UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8104
                                     ------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          303 Broadway, Suite 1100           Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:    09/30
                            ----------------------------------
Date of reporting period:   6/30/11
                            ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Capital Appreciation Fund -- June 30, 2011 (Unaudited)


                                                                     MARKET
COMMON STOCKS -- 92.1%                                SHARES          VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 18.7%
Abbott Laboratories                                    3,085      $     162,333
Celgene Corp.*                                         2,065            124,561
Gilead Sciences, Inc.*                                 3,060            126,714
Johnson & Johnson                                      4,765            316,968
Medtronic, Inc.                                        8,245            317,680
Patterson Cos., Inc.                                   7,645            251,444
Stryker Corp.                                          4,040            237,107
--------------------------------------------------------------------------------
                                                                      1,536,807
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.6%
Accenture PLC - Class A                                5,340            322,643
Cisco Systems, Inc.                                   13,955            217,838
Google, Inc. - Class A*                                 (490)          (248,126)
Microsoft Corp.                                       13,230            343,980
Paychex, Inc.                                          4,895            150,374
QUALCOMM, Inc.                                         4,280            243,061
--------------------------------------------------------------------------------
                                                                      1,526,022
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 14.4%
Colgate-Palmolive Co.                                  2,470            215,903
CVS Caremark Corp.                                     8,895            334,274
PepsiCo, Inc.                                          4,085            287,707
Procter & Gamble Co. (The)                             2,375            150,979
Wal-Mart Stores, Inc.                                  3,725            197,946
--------------------------------------------------------------------------------
                                                                      1,186,809
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.4%
Danaher Corp.                                          4,560            241,634
FedEx Corp.                                            1,705            161,719
Rockwell Collins, Inc.                                 1,830            112,893
United Technologies Corp.                              3,800            336,338
--------------------------------------------------------------------------------
                                                                        852,584
--------------------------------------------------------------------------------

ENERGY -- 9.6%
Chevron Corp.                                          1,615            166,087
Exxon Mobil Corp.                                      4,005            325,927
Schlumberger Ltd.                                      3,390            292,896
--------------------------------------------------------------------------------
                                                                        784,910
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.5%
Lowe's Cos., Inc.                                      7,175            167,249
O'Reilly Automotive, Inc.*                             3,970            260,075
Staples, Inc.                                          9,845            155,551
Yum! Brands, Inc.                                      3,520            194,445
--------------------------------------------------------------------------------
                                                                        777,320
--------------------------------------------------------------------------------

FINANCIALS -- 7.7%
Goldman Sachs Group, Inc. (The)                        1,415            188,322
JPMorgan Chase & Co.                                   5,500            225,170
Lazard Ltd. - Class A                                  5,980            221,858
--------------------------------------------------------------------------------
                                                                        635,350
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
Monsanto Co.                                           3,585            260,056
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $   7,559,858
--------------------------------------------------------------------------------

INVESTMENT FUND --  7.9%
Touchstone Institutional Money Market Fund^          644,231      $     644,231
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $7,559,028)                                                 $   8,204,089

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                             1,939
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   8,206,028
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

             VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------

Common Stocks         $ 7,559,858     $     -      $     -     $ 7,559,858
Investment Fund           644,231           -            -         644,231
--------------------------------------------------------------------------
                                                               $ 8,204,089


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund -- June 30, 2011 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 97.3%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 19.9%
Akbank TAS (Turkey)                                        830,506  $ 3,841,944
Banco Bradesco SA (Preference) (Brazil)                    397,499    8,048,549
Bank Mandiri Tbk PT (Indonesia)                          7,118,411    5,995,775
BS Financial Group, Inc. (South Korea)*                    430,100    6,082,995
China Overseas Land & Investment Ltd. (Hong Kong)        2,766,122    5,950,742
CIMB Group Holdings Bhd (Malaysia)                       1,842,700    5,457,863
Credicorp Ltd. (Peru)                                       60,200    5,183,220
First Pacific Co. (Hong Kong)                            6,507,248    5,816,695
Grupo Financiero Banorte SAB de CV - Class O (Mexico)    1,051,719    4,775,111
Industrial & Commercial Bank of China - Class H (China)  7,101,998    5,417,025
Kasikornbank PCL (Thailand)                              1,667,200    6,810,448
Keppel Land Ltd. (Singapore)                             1,752,965    5,179,792
Land and Houses PCL (Thailand)                          19,681,491    3,694,085
Shinhan Financial Group Co. Ltd. (South Korea)              98,000    4,686,324
Turkiye Garanti Bankasi AS (Turkey)                        441,900    2,005,256
Wharf Holdings Ltd. (Hong Kong)                          1,059,756    7,390,230
--------------------------------------------------------------------------------
                                                                     86,336,054
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.6%
Bharat Forge Ltd. (India)                                  737,700    5,087,319
Cafe de Coral Holdings Ltd. (Hong Kong)                    883,762    2,156,452
Consorcio ARA SAB de CV (Mexico)                         2,673,069    1,351,545
Daphne International Holdings Ltd. (Hong Kong)           6,750,166    6,033,479
Foschini Ltd. (South Africa)                               534,701    6,979,227
Giant Manufacturing Co. Ltd. (Taiwan)                    1,366,278    5,505,870
Hankook Tire Co. Ltd. (South Korea)                        169,780    7,263,547
JD Group Ltd. (South Africa)                               473,513    2,957,268
Lojas Americanas SA (Preference) (Brazil)                  684,841    6,626,146
Lojas Renner SA (Brazil)                                   307,122   11,711,037
Mahindra & Mahindra Ltd. (India)                            70,100    1,103,529
Ports Design Ltd. (Hong Kong)                            2,096,571    4,977,568
Woolworths Holdings Ltd. (South Africa)                  1,289,100    5,679,257
--------------------------------------------------------------------------------
                                                                     67,432,244
--------------------------------------------------------------------------------

MATERIALS -- 14.7%
China BlueChemical Ltd. (China)                          6,918,582    5,735,715
Cia de Minas Buenaventura SA ADR (Peru)                    143,928    5,466,385
Eldorado Gold Corp. (Canada)                               416,652    6,147,502
Fresnillo PLC (United Kingdom)                             290,816    6,551,098
Gerdau SA (Preference) (Brazil)                            376,772    3,918,245
Impala Platinum Holdings Ltd. (South Africa)               175,213    4,728,006
POSCO (South Korea)                                          7,286    3,165,446
Randgold Resources Ltd. ADR (Jersey, C.I.)                  79,511    6,682,900
Siam Cement PCL (Thailand)                                 176,300    2,345,030
Siam Cement PCL (Non-Voting) (Thailand)                    223,098    2,571,271
Southern Copper Corp. (United States)                      107,800    3,543,386
Vale SA ADR (Brazil)                                       146,494    4,680,483
Vale SA (Preference) (Brazil)                              172,991    4,941,492
Yamana Gold, Inc. (Canada)                                 280,487    3,274,699
--------------------------------------------------------------------------------
                                                                     63,751,658
--------------------------------------------------------------------------------

ENERGY -- 11.9%
CNOOC Ltd. (Hong Kong)                                   3,017,261    7,106,800
Oil & Natural Gas Corp. Ltd. (India)                       905,700    5,566,706
PetroChina Co. Ltd. - Class H (China)                    3,066,015    4,503,318
Petroleo Brasileiro SA (Preference) (Brazil)               576,183    8,712,984
PTT Exploration & Production PCL (Thailand)                966,900    5,400,049
Reliance Industries Ltd. (India)                           224,100    4,514,730
Tenaris SA ADR (Luxembourg)+                               143,416    6,558,414
Thai Oil PCL (Thailand)                                  1,974,400    4,805,530
Tupras Turkiye Petrol Rafine (Turkey)                      185,879    4,565,131
--------------------------------------------------------------------------------
                                                                     51,733,662
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.8%
British American Tobacco Malaysia Bhd (Malaysia)           286,900    4,437,235
Fomento Economico Mexicano SAB de CV ADR (Mexico)           47,673    3,169,778
ITC Ltd. (India)                                         1,498,000    6,815,662
Kimberly-Clark de Mexico SAB de CV - Class A (Mexico)      851,908    5,602,504
Massmart Holdings Ltd. (South Africa)                      141,908    2,938,178
SABMiller PLC (United Kingdom)                             156,502    5,712,401
Salim Ivomas Pratama Tbk PT (Indonesia)*                    78,087       10,745
Tingyi Cayman Islands Holding Corp. (China)              2,619,875    8,110,915
Wal-Mart de Mexico SAB de CV (Mexico)                    1,866,266    5,538,945
--------------------------------------------------------------------------------
                                                                     42,336,363
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.4%
ASM Pacific Technology Ltd. (Hong Kong)                    641,519    8,820,786
Infosys Ltd. (India)                                        84,200    5,493,256
Samsung Electronics Co. Ltd. (South Korea)                   7,766    6,035,963
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)     2,893,300    7,291,869
VTech Holdings Ltd. (Hong Kong)+                           753,690    8,935,058
--------------------------------------------------------------------------------
                                                                     36,576,932
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 6.3%
America Movil SAB de CV, Series L ADR (Mexico)              94,380    5,085,194
Bharti Airtel Ltd. (India)                                 796,400    7,051,310
MTN Group Ltd. (South Africa)                              284,390    6,058,607
Telekomunikasi Indonesia Tbk PT (Indonesia)              6,531,029    5,623,920
Turkcell Iletisim Hizmet AS (Turkey)*                      633,194    3,417,149
--------------------------------------------------------------------------------
                                                                     27,236,180
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.3%
All America Latina Logistica SA (Brazil)                   594,605    5,017,748
Bharat Heavy Electricals Ltd. (India)                      102,400    4,707,317
Trakya Cam Sanayi AS (Turkey)                            3,071,380    6,547,735
Weichai Power Co. Ltd. - Class H (China)+                1,165,466    6,827,527
--------------------------------------------------------------------------------
                                                                     23,100,327
--------------------------------------------------------------------------------

UTILITIES -- 4.4%
Cez AS (Czech Republic)                                    134,838    6,941,798
Cia Energetica de Minas Gerais (Preference) (Brazil)       296,353    5,992,952
Enersis SA (Chile)                                      13,183,523    6,081,882
--------------------------------------------------------------------------------
                                                                     19,016,632
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund -- June 30, 2011 (Unaudited)

                                                                       MARKET
COMMON STOCKS (CONTINUED) -- 97.3%                       SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 1.0%
Teva Pharmaceutical Industries Ltd. ADR (Israel)            94,489 $  4,556,260
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 422,076,312
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.1%
Invesco Liquid Assets Portfolio**                       12,516,142   12,516,142
Touchstone Institutional Money Market Fund^              9,493,038    9,493,038
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $ 22,009,180
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.4%
(Cost $423,638,599)                                                $444,085,492

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)                     (10,365,575)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $433,719,917
--------------------------------------------------------------------------------

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $12,080,982.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION              LEVEL 1           LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Common Stocks         $132,667,361      $289,408,951     $     -   $422,076,312
Investment Funds        22,009,180                 -           -     22,009,180
--------------------------------------------------------------------------------
                                                                   $444,085,492

At June 30, 2011, securities valued at $232,352,690 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund II-- June 30, 2011 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 88.8%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.4%
Akbank TAS (Turkey)                                       11,521    $    53,296
Banco Bradesco SA (Preference) (Brazil)                    5,216        105,613
Bank Mandiri Tbk PT (Indonesia)                          101,582         85,561
BS Financial Group, Inc. (South Korea)*                    5,976         84,520
China Overseas Land & Investment Ltd. (Hong Kong)         38,812         83,496
CIMB Group Holdings Bhd (Malaysia)                        26,205         77,616
Credicorp Ltd. (Peru)                                        774         66,641
First Pacific Co. (Hong Kong)                             92,125         82,349
Grupo Financiero Banorte SAB de CV - Class O (Mexico)     15,377         69,816
Industrial & Commercial Bank of China - Class H (China)   99,100         75,588
Kasikornbank PCL (Thailand)                               21,885         89,399
Keppel Land Ltd. (Singapore)                              24,471         72,309
Shinhan Financial Group Co. Ltd. (South Korea)             1,309         62,596
Turkiye Garanti Bankasi AS (Turkey)                        5,863         26,605
Wharf Holdings Ltd. (Hong Kong)                           14,803        103,228
--------------------------------------------------------------------------------
                                                                      1,138,633
--------------------------------------------------------------------------------

MATERIALS -- 16.4%
China BlueChemical Ltd. (China)                           94,634         78,454
Cia de Minas Buenaventura SA ADR (Peru)                    2,077         78,885
Eldorado Gold Corp. (Canada)                               7,164        105,702
Fresnillo PLC (United Kingdom)                             4,300         96,864
Gerdau SA (Preference) (Brazil)                            5,618         58,424
Impala Platinum Holdings Ltd. (South Africa)               2,298         62,010
POSCO (South Korea)                                          107         46,487
Randgold Resources Ltd. ADR (Jersey, C.I.)                 1,111         93,380
Siam Cement PCL (Non-Voting) (Thailand)                    6,172         71,134
Southern Copper Corp. (United States)                      1,577         51,836
Vale SA (Preference) (Brazil)                              4,683        133,770
Yamana Gold, Inc. (Canada)                                 3,831         44,727
--------------------------------------------------------------------------------
                                                                        921,673
--------------------------------------------------------------------------------

ENERGY -- 10.9%
CNOOC Ltd. (Hong Kong)                                    42,467        100,026
PetroChina Co. Ltd. - Class H (China)                     44,189         64,904
Petroleo Brasileiro SA (Preference) (Brazil)               8,471        128,098
PTT Exploration & Production PCL (Thailand)                9,034         50,454
Reliance Industries Ltd. GDR  144A, (India)                1,412         56,721
Tenaris SA ADR (Luxembourg)                                1,877         85,835
Thai Oil PCL (Thailand)                                   26,202         63,774
Tupras Turkiye Petrol Rafine (Turkey)                      2,394         58,796
--------------------------------------------------------------------------------
                                                                        608,608
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.6%
Foschini Ltd. (South Africa)                               6,826         89,097
Hankook Tire Co. Ltd. (South Korea)                        2,466        105,500
Lojas Americanas SA (Preference) (Brazil)                  9,450         91,433
Lojas Renner SA (Brazil)                                   4,149        158,208
Ports Design Ltd. (Hong Kong)                             28,697         68,131
Woolworths Holdings Ltd. (South Africa)                   17,063         75,173
--------------------------------------------------------------------------------
                                                                        587,542
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.1%
ASM Pacific Technology Ltd. (Hong Kong)                    8,908        122,484
Infosys Technologies Ltd. ADR (India)                      1,131         73,775
Samsung Electronics Co. Ltd. (South Korea)                   107         83,164
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)      41,177        103,777
VTech Holdings Ltd. (Hong Kong)                           10,572        125,332
--------------------------------------------------------------------------------
                                                                        508,532
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.5%
Fomento Economico Mexicano SAB de CV ADR (Mexico)            601         39,960
Kimberly-Clark de Mexico SAB de CV - Class A (Mexico)     11,330         74,511
Massmart Holdings Ltd. (South Africa)                      1,825         37,781
SABMiller PLC (United Kingdom)                             2,134         77,892
Salim Ivomas Pratama Tbk PT (Indonesia)*                   1,106            152
Tingyi Cayman Islands Holding Corp. (China)               37,318        115,534
Wal-Mart de Mexico SAB de CV (Mexico)                     25,904         76,882
--------------------------------------------------------------------------------
                                                                        422,712
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.1%
America Movil SAB de CV, Series L ADR (Mexico)             1,233         66,434
MTN Group Ltd. (South Africa)                              4,050         86,281
Telekomunikasi Indonesia Tbk PT (Indonesia)               94,911         81,729
Turkcell Iletisim Hizmet AS (Turkey)*                      8,838         47,696
--------------------------------------------------------------------------------
                                                                        282,140
--------------------------------------------------------------------------------

UTILITIES -- 4.7%
Cez AS (Czech Republic)                                    1,840         94,728
Cia Energetica de Minas Gerais (Preference) (Brazil)       3,962         80,121
Enersis SA (Chile)                                       191,840         88,500
--------------------------------------------------------------------------------
                                                                        263,349
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.0%
All America Latina Logistica SA (Brazil)                   8,299         70,034
Weichai Power Co. Ltd. - Class H (China)                  16,392         96,028
--------------------------------------------------------------------------------
                                                                        166,062
--------------------------------------------------------------------------------

HEALTH CARE -- 1.1%
Teva Pharmaceutical Industries Ltd. ADR (Israel)           1,223         58,973
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $ 4,958,224
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.8%
Touchstone Institutional Money Market Fund^              213,647    $   213,647
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY LINKED NOTES - 6.6%
Bharat Heavy Electricals Maturity 11/18/11
  (Issuer Credit Suisse) (India)*                          1,409         64,632
Bharti Airtel Ltd Maturity 9/9/14
  (Issuer JPMorgan) (India)*                              11,794        104,188
ITC Ltd Maturity 9/15/14
  (Issuer Credit Suisse) (India)*                         22,891        103,925
Mahindra & Mahindra Ltd Maturity 10/15/14
  (Issuer JPMorgan) (India)*                               1,031         16,188
Oil & Natural Gas Corp Ltd Maturity 8/25/14
  (Issuer JPMorgan) (India)*                              12,399         76,068
--------------------------------------------------------------------------------
TOTAL EQUITY LINKED NOTES                                           $   365,001
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $5,633,527)                                                   $ 5,536,872

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                            47,202
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 5,584,074
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund II-- June 30, 2011 (Unaudited)


*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $56,721 or 1.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks            $1,901,558     $3,056,666      $     -      $4,958,224
Investment Fund             213,647              -            -         213,647
Equity Linked Notes               -        365,001            -         365,001
--------------------------------------------------------------------------------
                                                                     $5,536,872


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Focused Equity Fund -- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 94.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 24.6%
Allstate Corp.                                         221,706     $  6,768,684
Bank of America Corp.                                  660,894        7,243,399
Barclays PLC ADR+                                      187,661        3,083,270
Fidelity National Financial, Inc. - Class A            346,673        5,456,633
Goldman Sachs Group, Inc. (The)                         43,923        5,845,712
SEI Investments Co.                                     91,116        2,051,021
--------------------------------------------------------------------------------
                                                                     30,448,719
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.6%
Dell, Inc.*                                            195,346        3,256,418
Hewlett-Packard Co.                                    118,715        4,321,226
Ingram Micro, Inc. - Class A*                          311,609        5,652,587
Insight Enterprises, Inc.*                             214,666        3,801,735
Lexmark International, Inc. - Class A*                 120,394        3,522,728
Nokia Corp. ADR+                                       568,483        3,649,661
--------------------------------------------------------------------------------
                                                                     24,204,355
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.3%
International Speedway Corp. - Class A                  61,004        1,733,124
RadioShack Corp.+                                      173,449        2,308,606
Skechers U.S.A., Inc. - Class A*+                      109,901        1,591,366
Speedway Motorsports, Inc.                             203,511        2,885,786
Time Warner Cable, Inc.                                 53,655        4,187,236
--------------------------------------------------------------------------------
                                                                     12,706,118
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.0%
Alliant Techsystems, Inc.                               52,483        3,743,613
Ducommun, Inc.                                          65,001        1,337,071
Oshkosh Corp.*                                          53,661        1,552,949
RailAmerica, Inc.*                                     170,519        2,557,785
Universal Forest Products, Inc.                        134,392        3,220,032
--------------------------------------------------------------------------------
                                                                     12,411,450
--------------------------------------------------------------------------------

ENERGY -- 9.0%
Encana Corp.                                           191,677        5,901,735
Noble Corp.                                             63,845        2,516,131
North American Energy Partners Inc.*                   347,866        2,664,654
--------------------------------------------------------------------------------
                                                                     11,082,520
--------------------------------------------------------------------------------

HEALTH CARE -- 8.3%
UnitedHealth Group, Inc.                                83,030        4,282,688
WellPoint, Inc.                                         76,794        6,049,063
--------------------------------------------------------------------------------
                                                                     10,331,751
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.7%
CVS Caremark Corp.                                      81,359        3,057,471
Kraft Foods, Inc. - Class A                             80,148        2,823,614
--------------------------------------------------------------------------------
                                                                      5,881,085
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.7%
Deutsche Telekom AG ADR+                                80,590        1,259,622
KDDI Corp. ADR                                          63,824        4,608,731
--------------------------------------------------------------------------------
                                                                      5,868,353
--------------------------------------------------------------------------------

MATERIALS -- 3.0%
Cemex SAB de CV ADR*                                    438,748       3,773,233
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $116,707,584
--------------------------------------------------------------------------------

INVESTMENT FUNDS --11.2%
Invesco Liquid Assets Portfolio**                     6,582,581       6,582,581
Touchstone Institutional Money Market Fund^           7,226,217       7,226,217
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 13,808,798
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.4%
(Cost $135,900,713)                                                $130,516,382

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.4%)                      (6,742,781)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $123,773,601
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $6,525,705.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks         $116,707,584      $     -        $     -     $116,707,584
Investment Funds        13,808,798            -              -       13,808,798
--------------------------------------------------------------------------------
                                                                   $130,516,382


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Equity Fund -- June 30, 2011 (Unaudited)


                                                                       MARKET
PREFERRED STOCKS -- 2.2%                               SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.2%
Henkel AG & Co. KGaA (Germany)                          1,465       $   101,874
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 90.8%                                 SHARES          VALUE
--------------------------------------------------------------------------------

MATERIALS -- 18.0%
Agnico-Eagle Mines Ltd. (Canada)                        1,663           104,985
CF Industries Holdings, Inc. (United States)              620            87,835
Fresnillo PLC (United Kingdom)                          3,613            81,389
Goldcorp, Inc. (Canada)                                 1,528            73,757
Symrise AG (Germany)                                    3,481           110,851
Syngenta AG (Switzerland)                                 344           116,255
Yamana Gold, Inc. (Canada)                             11,646           135,443
Yara International ASA (Norway)                         1,873           105,235
--------------------------------------------------------------------------------
                                                                        815,750
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 16.1%
Australian Agricultural Co. Ltd. (Australia)*         (61,102)          (90,920)
Carlsberg A/S - Class B (Denmark)                       1,180           128,482
Cott Corp. (Canada)*                                   (7,473)          (62,848)
Foster's Group Ltd. (Australia)                        17,408            96,155
Koninklijke Ahold NV (Netherlands)                      5,945            79,932
Oriflame Cosmetics SA (Luxembourg)                      1,529            75,394
Sara Lee Corp. (United States)                          9,142           173,606
Treasury Wine Estates Ltd. (Australia)*                (5,802)          (21,158)
--------------------------------------------------------------------------------
                                                                        728,495
--------------------------------------------------------------------------------

ENERGY -- 12.3%
BG Group PLC (United Kingdom)                           4,130            93,775
Cairn Energy PLC (United Kingdom)*                    (19,417)         (129,491)
Santos Ltd. (Australia)                                 4,400            64,155
Southwestern Energy Co. (United States)*               (2,200)          (94,336)
Ultra Petroleum Corp. (United States)*                 (2,080)          (95,264)
Woodside Petroleum Ltd. (Australia)                     1,780            78,528
--------------------------------------------------------------------------------
                                                                        555,549
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.4%
Central Japan Railway Co. (Japan)                           8            62,891
G4S PLC (United Kingdom)                               15,378            69,128
Invensys PLC (United Kingdom)                          22,779           117,826
Kansas City Southern (United States)*                  (1,566)          (92,911)
Mills Estruturas e Servicos de Engenharia SA (Brazil)   5,700            82,177
Smiths Group PLC (United Kingdom)                       4,720            91,045
--------------------------------------------------------------------------------
                                                                        515,978
--------------------------------------------------------------------------------

HEALTH CARE -- 8.8%
Bristol-Myers Squibb Co. (United States)               3,596           104,140
Novartis AG (Switzerland)                              1,666           102,105
Pfizer, Inc. (United States)                           5,400           111,240
Sanofi-Aventis SA (France)                             1,024            82,371
--------------------------------------------------------------------------------
                                                                       399,856
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.
  (Hong Kong)                                        348,000           107,651
Mobile Telesystems OJSC ADR (Russia)                   4,055            77,126
Softbank Corp. (Japan)                                 2,300            87,106
Swisscom AG (Switzerland)                                125            57,305
--------------------------------------------------------------------------------
                                                                       329,188
--------------------------------------------------------------------------------

FINANCIALS -- 6.1%
Bank of Yokohama Ltd. (The) (Japan)                    20,000            99,981
F&C Asset Management PLC (United Kingdom)              39,937            48,196
Kinnevik Investment AB - Class B (Sweden)               2,848            63,259
SBI Holdings, Inc. (Japan)                                685            63,657
--------------------------------------------------------------------------------
                                                                        275,093
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.8%
Genting Bhd (Malaysia)                                 30,300           112,856
Shuffle Master, Inc. (United States)*                  (3,917)          (36,644)
Television Broadcasts Ltd. (Hong Kong)                 13,000            86,168
WMS Industries, Inc. (United States)*                    (900)          (27,648)
--------------------------------------------------------------------------------
                                                                        263,316
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 5.0%
Check Point Software Technologies Ltd. (Israel)*       (2,455)         (139,567)
Yahoo! Japan Corp. (Japan)                                256            88,101
--------------------------------------------------------------------------------
                                                                        227,668
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 4,110,893
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.7%
Touchstone Institutional Money Market Fund^           347,196       $   347,196
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $4,119,999)                                                   $ 4,559,963

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                         (33,495)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 4,526,468
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks        $1,499,527     $2,611,366       $     -      $4,110,893
Investment Fund         347,196              -             -         347,196
Preferred Stocks              -        101,874             -         101,874
--------------------------------------------------------------------------------
                                                                  $4,559,963

At June 30, 2011, securities valued at $2,090,225 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Real Estate Fund -- June 30, 2011 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 99.5%                                     SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 99.5%
Advance Residence Investment Corp. REIT (Japan)                 13   $   27,209
Alexandria Real Estate Equities, Inc. REIT
  (United States)                                              670       51,871
Alstria Office REIT-AG REIT (Germany)                        4,939       74,488
Ascendas Real Estate Investment Trust REIT (Singapore)      27,800       46,239
Ashford Hospitality Trust, Inc. REIT (United States)         2,020       25,149
AvalonBay Communities, Inc. REIT (United States)               780      100,152
Boston Properties, Inc. REIT (United States)                 1,055      111,999
BRE Properties, Inc. REIT (United States)                      900       44,892
British Land Co. PLC REIT (United Kingdom)                   7,862       76,867
Camden Property Trust REIT (United States)                     995       63,302
Canadian Apartment Properties REIT (Canada)                  1,853       37,158
Canadian Real Estate Investment Trust REIT (Canada)          1,063       36,593
CapitaLand Ltd. (Singapore)                                 28,300       67,231
CFS Retail Property Trust REIT (Australia)                  23,110       45,048
Chartwell Seniors Housing Real Estate Investment
  Trust REIT (Canada)                                        3,812       33,201
China Overseas Land & Investment Ltd. (Hong Kong)           36,600       78,737
China Resources Land Ltd. (Hong Kong)                       17,730       32,183
City Developments Ltd. (Singapore)                           2,500       21,227
Citycon OYJ (Finland)                                        5,476       24,636
Corio NV REIT (Netherlands)                                    795       52,650
DCT Industrial Trust, Inc. REIT (United States)              5,410       28,294
Derwent London PLC REIT (United Kingdom)                     1,600       46,888
Developers Diversified Realty Corp. REIT (United States)     1,530       21,573
Development Securities PLC (United Kingdom)                  3,650       13,254
Digital Realty Trust, Inc. REIT (United States)+             1,233       76,175
Douglas Emmett, Inc. REIT (United States)                    2,530       50,322
DuPont Fabros Technology, Inc. REIT (United States)+         1,040       26,208
Equity Residential REIT (United States)                      2,125      127,500
Essex Property Trust, Inc. REIT (United States)                260       35,175
Eurocommercial Properties NV REIT (Netherlands)                754       37,527
Fortune Real Estate Investment Trust REIT (Singapore)       68,000       33,423
Global Logistic Properties Ltd. (Singapore)*                27,250       45,779
Goodman Group REIT (Australia)                             107,380       81,405
GPT Group REIT (Australia)                                  14,738       50,098
Great Portland Estates PLC REIT (United Kingdom)             4,570       31,989
Hang Lung Properties Ltd. (Hong Kong)                        9,900       40,705
HCP, Inc. REIT (United States)                               2,160       79,250
Health Care REIT, Inc. REIT (United States)                  1,590       83,364
Helical Bar PLC (United Kingdom)                             3,560       14,533
Hongkong Land Holdings Ltd. (Hong Kong)                     11,565       82,471
Host Hotels & Resorts, Inc. REIT (United States)             5,253       89,038
Hufvudstaden AB - Class A (Sweden)                           2,033       24,395
Japan Prime Realty Investment Corp. REIT (Japan)                13       34,427
Keppel Land Ltd. (Singapore)                                10,000       29,549
Kerry Properties Ltd. (Hong Kong)                            9,030       43,646
Kilroy Realty Corp. REIT (United States)                       870       34,356
Kimco Realty Corp. REIT (United States)                      2,155       40,169
Klepierre REIT (France)                                        719       29,687
Land Securities Group PLC REIT (United Kingdom)              5,100       69,768
Link REIT (The) REIT (Hong Kong)                             7,300       24,937
Macerich Co. REIT (United States)                              344       18,404
Mirvac Group REIT (Australia)                               32,400       43,578
Mitsubishi Estate Co., Ltd. (Japan)                          5,600       98,280
Mitsui Fudosan Co., Ltd. (Japan)                             4,000       68,892
Morguard Real Estate Investment Trust REIT (Canada)          2,058       33,011
Nationwide Health Properties, Inc. REIT (United States)      1,745       72,261
Nippon Building Fund, Inc. REIT (Japan)                          2       19,544
Nomura Real Estate Office Fund, Inc. REIT (Japan)                5       33,103
Post Properties, Inc. REIT (United States)                     670       27,309
ProLogis, Inc. REIT (United States)                          2,348       84,152
PSP Swiss Property AG (Switzerland)                            274       26,029
Public Storage REIT (United States)                          1,145      130,542
Regency Centers Corp. REIT (United States)                   1,485       65,296
RioCan Real Estate Investment Trust REIT (Canada)            1,378       37,063
Senior Housing Properties Trust REIT (United States)         1,530       35,817
Shenzhen Investment Ltd. (Hong Kong)                        77,170       23,170
Shimao Property Holdings Ltd. (Hong Kong)                   24,500       30,357
Simon Property Group, Inc. REIT (United States)              2,026      235,482
SL Green Realty Corp. REIT (United States)                     600       49,722
Stockland REIT (Australia)                                  12,400       45,483
Sumitomo Realty & Development Co., Ltd. (Japan)              2,400       53,639
Sun Hung Kai Properties Ltd. (Hong Kong)                    13,380      195,583
Sunstone Hotel Investors, Inc. REIT (United States)*         3,660       33,928
Unibail-Rodamco SE REIT (France)                               615      142,096
U-Store-It Trust REIT (United States)                        1,540       16,201
Vastned Retail NV REIT (Netherlands)                           252       18,050
Vornado Realty Trust REIT (United States)                    1,220      113,680
Weingarten Realty Investors REIT (United States)+            2,160       54,346
Westfield Group REIT (Australia)                            13,320      124,150
Wharf Holdings Ltd. (Hong Kong)                              7,199       50,202
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  $4,456,107
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.8%
Invesco Liquid Assets Portfolio**                          158,580      158,580
Touchstone Institutional Money Market Fund^                 12,852       12,852
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                               $  171,432
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $4,191,315)                                                    $4,627,539

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3%)                        (146,037)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $4,481,502
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Real Estate Fund -- June 30, 2011 (Unaudited)


+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $154,138.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks           $2,202,955     $2,253,152     $     -      $4,456,107
Investment Funds           171,432              -           -         171,432
--------------------------------------------------------------------------------
                                                                   $4,627,539

At June 30, 2011, securities valued at $1,899,694 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- June 30, 2011 (Unaudited)

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

             CORPORATE BONDS -- 51.1%
             FINANCIALS -- 22.7%
$   75,000   ACE Ina Holdings, Inc.,  5.700%, 2/15/17              $     83,588
   510,000   Aflac, Inc.,  8.500%, 5/15/19                              623,732
   370,000   Allstate Life Global Funding Trusts,  5.375%, 4/30/13      398,750
    25,000   American Express Bank FSB,  5.500%, 4/16/13                 26,745
   150,000   American Express Co.,  4.875%, 7/15/13                     159,486
   200,000   American Express Co.,  7.000%, 3/19/18                     235,367
   210,000   American International Group, Inc.,  5.450%, 5/18/17       219,327
   125,000   Ameriprise Financial, Inc.,  5.650%, 11/15/15              141,065
   200,000   Bank of America Corp.,  5.750%, 12/1/17                    212,655
    30,000   Bank of America Corp.,  5.750%, 8/15/16                     31,655
   200,000   Bank of America Corp. MTN,  5.650%, 5/1/18                 210,866
   800,000   Bank of America NA,  5.300%, 3/15/17                       824,597
    40,000   Barclays Bank PLC,  6.750%, 5/22/19                         44,902
   200,000   Barclays Bank PLC,  5.450%, 9/12/12                        210,721
   500,000   Barclays Bank PLC, Ser 1,  5.000%, 9/22/16                 537,871
   325,000   BB&T Corp.,  4.750%, 10/1/12                               338,719
   915,000   BB&T Corp.,  6.850%, 4/30/19                             1,081,226
   150,000   Bear Stearns Cos. LLC,  5.700%, 11/15/14                   165,671
    30,000   Bear Stearns Cos. LLC,  6.400%, 10/2/17                     34,228
    45,000   Bear Stearns Cos. LLC (The),  5.300%, 10/30/15              49,318
   500,000   Berkshire Hathaway Finance Corp.,  5.000%, 8/15/13         540,032
   375,000   Berkshire Hathaway, Inc.,  3.200%, 2/11/15                 390,845
 1,500,000   Boston Properties LP,  5.875%, 10/15/19                  1,643,457
   345,000   Capital One Bank USA NA,  8.800%, 7/15/19                  423,398
   250,000   Citigroup, Inc.,  6.125%, 11/21/17                         276,113
   545,000   Citigroup, Inc.,  5.000%, 9/15/14                          571,137
   175,000   Citigroup, Inc.,  5.850%, 8/2/16                           192,106
    40,000   CME Group, Inc.,  5.750%, 2/15/14                           44,430
   200,000   Deutsche Bank AG,  6.000%, 9/1/17                          223,149
   475,000   Fifth Third Bancorp,  6.250%, 5/1/13                       514,269
   275,000   General Electric Capital Corp.,  5.400%, 2/15/17           300,730
 1,900,000   General Electric Capital Corp. MTN,  5.450%, 1/15/13     2,022,103
   175,000   General Electric Capital Corp. MTN,  5.625%, 5/1/18        191,401
   110,000   Genworth Financial, Inc.,  5.750%, 6/15/14                 114,855
   315,000   Goldman Sachs Group, Inc.,  3.700%, 8/1/15                 320,754
    35,000   Goldman Sachs Group, Inc.,  6.150%, 4/1/18                  38,092
   500,000   Goldman Sachs Group, Inc.,  5.625%, 1/15/17                529,319
   255,000   HCP, Inc.,  5.650%, 12/15/13                               279,394
   485,000   HSBC Finance Corp.,  5.500%, 1/19/16                       530,310
   500,000   Jefferies Group, Inc.,  8.500%, 7/15/19                    591,343
   385,000   JP Morgan Chase & Co.,  5.125%, 9/15/14                    416,049
   275,000   JP Morgan Chase & Co.,  5.375%, 10/1/12                    290,599
   100,000   KeyBank NA,  5.800%, 7/1/14                                109,637
   530,000   Keycorp,  6.500%, 5/14/13                                  576,719
   470,000   Kimco Realty Corp.,  5.700%, 5/1/17                        520,943
   215,000   Merrill Lynch & Co., Inc.,  6.400%, 8/28/17                234,690
    20,000   MetLife, Inc.,  5.000%, 6/15/15                             21,821
   170,000   Morgan Stanley,  4.750%, 4/1/14                            177,206
   125,000   Morgan Stanley,  5.500%, 1/26/20                           126,629
 1,200,000   PNC Funding Corp.,  5.625%, 2/1/17                       1,321,330
   125,000   Principal Life Income Funding Trusts,  5.100%, 4/15/14     136,087
   535,000   ProLogis,  7.625%, 8/15/14                                 609,425
    30,000   Prudential Financial, Inc.,  4.750%, 9/17/15                32,276
   125,000   Prudential Financial, Inc. MTN,  4.750%, 4/1/14            134,486
    25,000   Simon Property Group LP,  5.750%, 12/1/15                   28,063
   200,000   SunTrust Bank, Inc.,  5.250%, 11/5/12                      210,261
   150,000   Toyota Motor Credit Corp.,  3.200%, 6/17/15                155,897
   100,000   Travelers Cos., Inc.,  5.500%, 12/1/15                     112,267
 1,000,000   Travelers Cos., Inc.,  5.900%, 6/2/19                    1,110,614
   185,000   Wachovia Bank NA,  5.000%, 8/15/15                         198,291
   375,000   Wachovia Corp.,  5.750%, 2/1/18                            414,670
   170,000   Wells Fargo & Co.,  4.950%, 10/16/13                       180,892
--------------------------------------------------------------------------------
                                                                     22,486,578
--------------------------------------------------------------------------------

             UTILITIES -- 7.4%
    20,000   Arizona Public Service Co.,  8.750%, 3/1/19                 25,677
   800,000   Boardwalk Pipelines LLC,  5.750%, 9/15/19                  865,092
   150,000   Consolidated Edison Co. of NY, Ser 08-A,
               5.850%, 4/1/18                                           172,067
   930,000   Consolidated Natural Gas Co., Ser A,  5.000%, 12/1/14    1,025,517
   100,000   Detroit Edison Co., Ser G,  5.600%, 6/15/18                111,484
   740,000   DTE Energy Co.,  6.350%, 6/1/16                            858,181
   100,000   Duke Energy Carolinas LLC,  5.300%, 10/1/15                112,828
   550,000   Energy Transfer Partners LP,  6.700%, 7/1/18               619,808
   650,000   Enterprise Products Operating LLC, Ser O,
               9.750%, 1/31/14                                          775,958
    25,000   Exelon Corp.,  4.900%, 6/15/15                              26,881
   520,000   Exelon Generation Co. LLC,  5.200%, 10/1/19                542,674
   115,000   Georgia Power Co., Ser Z,  5.250%, 12/15/15                130,196
   360,000   Metropolitan Edison Co.,  7.700%, 1/15/19                  433,913
   310,000   Midamerican Energy Holdings Co., Ser D,
               5.000%, 2/15/14                                          336,068
    20,000   Midamerican Energy Holdings Co.,  5.750%, 4/1/18            22,490
   550,000   NextEra Energy Capital Holdings, Inc.,
               2.550%, 11/15/13                                         562,233
   125,000   NSTAR Electric Co.,  4.875%, 4/15/14                       136,458
   180,000   Public Service Co. of Colorado, Ser 10,
               7.875%, 10/1/12                                          195,524
   140,000   Public Service Electric & Gas Co. MTN,
               5.375%, 9/1/13                                           152,869
   130,000   Southern Cal Edison, Ser 05-A,  5.000%, 1/15/16            145,494
   100,000   TransCanada PipeLines Ltd.,  4.875%, 1/15/15               109,856
--------------------------------------------------------------------------------
                                                                      7,361,268
--------------------------------------------------------------------------------

             CONSUMER STAPLES -- 4.5%
   275,000   Archer-Daniels-Midland Co.,  5.450%, 3/15/18               312,206

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- June 30, 2011 (Unaudited)


  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

             CORPORATE BONDS -- 51.1% (CONTINUED)
$  200,000   Avon Products, Inc.,  4.200%, 7/15/18                 $    203,206
   550,000   Coca-Cola Enterprises, Inc.,  1.125%, 11/12/13             549,479
    25,000   ConAgra Foods, Inc.,  7.000%, 4/15/19                       28,605
    25,000   CVS Caremark Corp.,  6.600%, 3/15/19                        29,018
   500,000   General Mills, Inc.,  5.200%, 3/17/15                      556,825
    35,000   General Mills, Inc.,  5.650%, 2/15/19                       39,518
   500,000   Kimberly-Clark Corp.,  6.125%, 8/1/17                      590,144
   329,000   Kraft Foods, Inc.,  6.250%, 6/1/12                         345,416
    25,000   Kraft Foods, Inc.,  6.500%, 8/11/17                         29,389
    30,000   Kroger Co.,  6.400%, 8/15/17                                35,143
    40,000   Procter & Gamble Co.,  4.700%, 2/15/19                      44,141
   921,000   Safeway, Inc.,  6.250%, 3/15/14                          1,023,084
    20,000   Safeway, Inc.,  6.350%, 8/15/17                             22,888
   500,000   Sara Lee Corp.,  3.875%, 6/15/13                           521,218
   120,000   Sysco Corp.,  4.200%, 2/12/13                              126,309
--------------------------------------------------------------------------------
                                                                      4,456,589
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 2.8%
    20,000   Comcast Corp.,  5.875%, 2/15/18                             22,432
   150,000   Costco Wholesale Corp.,  5.500%, 3/15/17                   174,250
   550,000   eBay, Inc.,  0.875%, 10/15/13                              548,771
   150,000   Emerson Electric Co.,  5.000%, 12/15/14                    167,331
   500,000   Johnson Controls, Inc.,  5.500%, 1/15/16                   560,658
   100,000   Lowe's Cos., Inc.,  5.400%, 10/15/16                       115,329
   125,000   Omnicom Group, Inc.,  5.900%, 4/15/16                      140,316
   185,000   Target Corp.,  5.875%, 7/15/16                             216,291
    30,000   Time Warner Cable, Inc.,  6.200%, 7/1/13                    32,907
    20,000   Time Warner Cable, Inc.,  8.250%, 4/1/19                    24,944
    25,000   Wal-Mart Stores, Inc.,  5.800%, 2/15/18                     28,814
   350,000   Wal-Mart Stores, Inc.,  4.250%, 4/15/13                    371,766
   150,000   Wal-Mart Stores, Inc.,  4.500%, 7/1/15                     165,103
   180,000   Walt Disney Co.,  5.500%, 3/15/19                          206,330
--------------------------------------------------------------------------------
                                                                      2,775,242
--------------------------------------------------------------------------------

             INDUSTRIALS -- 2.7%
   250,000   Canadian National Railway Co.,
               4.400%, 3/15/13                                          265,025
   195,000   Caterpillar Financial Services Corp.,
               7.150%, 2/15/19                                          240,587
   150,000   Caterpillar Financial Services Corp. MTN,
               4.600%, 1/15/14                                          162,087
   130,000   Dover Corp.,  4.875%, 10/15/15                             144,740
   150,000   General Dynamics Corp.,  4.250%, 5/15/13                   160,064
   275,000   General Electric Co.,  5.250%, 12/6/17                     304,652
   140,000   Parker Hannifin Corp.,  5.500%, 5/15/18                    159,009
   500,000   Southwest Airlines Co.,  6.500%, 3/1/12                    517,471
   250,000   Stanford University,  4.750%, 5/1/19                       271,390
   250,000   United Parcel Service, Inc.,  5.500%, 1/15/18              283,491
   100,000   United Technologies Corp.,  4.875%, 5/1/15                 111,226
--------------------------------------------------------------------------------
                                                                      2,619,742
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES -- 2.5%
   145,000   AT&T, Inc.,  5.500%, 2/1/18                                161,723
   110,000   AT&T, Inc.,  5.625%, 6/15/16                               124,697
    75,000   AT&T, Inc.,  5.875%, 8/15/12                                79,195
   140,000   BellSouth Corp.,  5.200%, 9/15/14                          154,238
   550,000   Telefonica Emisiones SAU,  2.582%, 4/26/13                 555,689
   305,000   Verizon Communications, Inc.,  5.500%, 2/15/18             339,216
   175,000   Verizon Global Funding Corp.,  4.375%, 6/1/13              185,778
   690,000   Vodafone Group PLC,  3.375%, 11/24/15                      715,866
   100,000   Vodafone Group PLC,  5.625%, 2/27/17                       112,055
--------------------------------------------------------------------------------
                                                                      2,428,457
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY -- 2.2%
   150,000   Cisco Systems, Inc.,  5.500%, 2/22/16                      170,551
    40,000   Cisco Systems, Inc.,  4.450%, 1/15/20                       41,618
    40,000   Dell, Inc.,  5.875%, 6/15/19                                44,888
   200,000   IBM Corp.,  5.700%, 9/14/17                                232,529
   235,000   Oracle Corp.,  4.950%, 4/15/13                             252,120
   160,000   Oracle Corp.,  3.750%, 7/8/14                              171,531
   150,000   Pitney Bowes, Inc.,  3.875%, 6/15/13                       156,583
 1,000,000   Xerox Corp.,  6.400%, 3/15/16                            1,144,553
--------------------------------------------------------------------------------
                                                                      2,214,373
--------------------------------------------------------------------------------

             ENERGY -- 2.2%
   750,000   Anadarko Petroleum Corp.,  6.375%, 9/15/17                 859,751
   225,000   Apache Corp.,  6.250%, 4/15/12                             234,804
   500,000   ConocoPhillips,  4.400%, 5/15/13                           533,389
   150,000   SeaRiver Maritime, Inc.,  2.597%, 9/1/12(a)                146,056
   320,000   Shell International Finance BV,  4.000%, 3/21/14           344,513
    25,000   Valero Energy Corp.,  9.375%, 3/15/19                       31,932
--------------------------------------------------------------------------------
                                                                      2,150,445
--------------------------------------------------------------------------------

             HEALTH CARE -- 2.2%
   150,000   Abbott Laboratories,  5.600%, 11/30/17                     173,835
   205,000   Abbott Laboratories,  5.875%, 5/15/16                      238,724
   100,000   Aetna, Inc.,  6.000%, 6/15/16                              114,536
   175,000   AstraZeneca PLC,  5.900%, 9/15/17                          203,936
   120,000   Baxter International, Inc.,  5.900%, 9/1/16                140,639
   150,000   Genentech, Inc.,  4.750%, 7/15/15                          165,337
   230,000   Johnson & Johnson,  5.150%, 8/15/12                        241,298
   100,000   Medtronic, Inc., Ser B,  4.750%, 9/15/15                   111,052
   300,000   Pfizer, Inc.,  6.200%, 3/15/19                             350,926
   115,000   UnitedHealth Group, Inc.,  5.000%, 8/15/14                 126,048
   125,000   Wyeth,  5.450%, 4/1/17                                     143,102
   120,000   Wyeth,  5.500%, 2/1/14                                     133,049
--------------------------------------------------------------------------------
                                                                      2,142,482
--------------------------------------------------------------------------------

             MATERIALS -- 1.9%
   400,000   Dow Chemical Co.,  4.850%, 8/15/12                         417,782
   740,000   Dow Chemical Co.,  5.900%, 2/15/15                         831,255
   450,000   EI du Pont de Nemours & Co.,  3.625%, 1/15/21              436,808
   200,000   Praxair, Inc.,  5.375%, 11/1/16                            228,820
--------------------------------------------------------------------------------
                                                                      1,914,665
--------------------------------------------------------------------------------

             TOTAL CORPORATE BONDS                                 $ 50,549,841
--------------------------------------------------------------------------------

             U.S. TREASURY OBLIGATIONS -- 27.1%

   500,000   U.S. Treasury Bond, 11.250%, 2/15/15                       679,727
   800,000   U.S. Treasury Bond, 8.750%, 5/15/17                      1,098,187
 2,000,000   U.S. Treasury Note, 1.500%, 7/15/12                      2,026,094
 2,600,000   U.S. Treasury Note, 0.375%, 8/31/12                      2,603,453
   350,000   U.S. Treasury Note, 1.375%, 1/15/13                        355,414

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- June 30, 2011 (Unaudited)


  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

             U.S. TREASURY OBLIGATIONS -- 27.1% (CONTINUED)
$  500,000   U.S. Treasury Note, 2.750%, 10/31/13                  $    525,000
 1,500,000   U.S. Treasury Note, 1.875%, 2/28/14                      1,546,758
   170,000   U.S. Treasury Note, 1.750%, 3/31/14                        174,728
 3,000,000   U.S. Treasury Note, 4.250%, 11/15/14                     3,322,734
 4,050,000   U.S. Treasury Note, 1.250%, 10/31/15                     4,015,826
 5,100,000   U.S. Treasury Note, 3.125%, 5/15/21                      5,085,669
 5,000,000   U.S. Treasury Inflation Indexed Bonds,
               0.500%, 4/15/15                                        5,412,018
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS                       $ 26,845,608
--------------------------------------------------------------------------------

             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 10.8%

 3,312,593   FHLMC, Pool #C03490,  4.500%, 8/1/40                     3,426,948
 2,868,480   FHLMC, Pool #G06087,  5.000%, 9/1/40                     3,049,524
 4,062,967   FNMA, Pool #AE5440,  4.500%, 10/1/40                     4,209,892
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS     $ 10,686,364
--------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.3%

 2,500,000   FFCB,  1.750%, 2/21/13                                   2,549,055
   340,000   FFCB,  5.125%, 8/25/16                                     390,421
   465,000   FHLB, Ser VB15,  5.000%, 12/21/15                          527,568
   275,000   FHLB, Ser 656,  5.375%, 5/18/16                            318,973
   400,000   FHLMC,  4.500%, 1/15/14                                    437,387
   400,000   FHLMC,  5.125%, 10/18/16                                   458,076
   250,000   FNMA,  2.500%, 5/15/14                                     260,971
   150,000   FNMA,  4.125%, 4/15/14                                     163,352
   125,000   FNMA,  4.625%, 10/15/13                                    136,313
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $  5,242,116
--------------------------------------------------------------------------------

             SOVEREIGN GOVERNMENT OBLIGATIONS -- 2.3%

   100,000   Asian Development Bank,  4.500%, 9/4/12                    104,690
   250,000   Export-Import Bank of Korea,  5.500%, 10/17/12             261,993
   180,000   Hydro Quebec, Ser IU,  7.500%, 4/1/16                      221,610
   125,000   Korea Development Bank,  5.500%, 11/13/12                  131,331
   110,000   Korea Electric Power Corp.,  7.750%, 4/1/13                120,744
   200,000   Malaysia,  7.500%, 7/15/11                                 200,194
   250,000   Province of Ontario Canada,  4.750%, 1/19/16               278,701
   200,000   Province of Quebec Canada,  4.600%, 5/26/15                221,997
   500,000   Republic of Chile,  5.500%, 1/15/13                        532,250
   225,000   Republic of Korea,  4.875%, 9/22/14                        243,591
--------------------------------------------------------------------------------
             TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS                $  2,317,101
--------------------------------------------------------------------------------

             COMMERCIAL MORTGAGE-BACKED SECURITY -- 0.5%
   450,000   Citigroup Commercial Mortgage Trust,
               Ser 2006-C5, Class A4, 5.431%, 10/15/49             $    488,416
--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             INVESTMENT FUND -- 2.4%
 2,404,872   Touchstone Institutional Money Market Fund^           $  2,404,872
--------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 99.5%
             (Cost $94,751,977)                                    $ 98,534,318

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%              453,947
--------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                  $ 98,988,265
--------------------------------------------------------------------------------

(a) Zero Coupon security -- The rate reported was the effective yield as of June 30, 2011.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- June 30, 2011 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION                LEVEL 1        LEVEL 2        LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Corporate Bonds          $        -     $50,549,841      $     -    $50,549,841
U.S. Treasury
  Obligations                     -      26,845,608            -     26,845,608
U.S. Government
  Mortgage-Backed
  Obligations                     -      10,686,364            -     10,686,364
U.S. Government
  Agency
  Obligations                     -       5,242,116            -      5,242,116
Investment Funds          2,404,872               -            -      2,404,872
Sovereign
  Government
  Obligations                     -       2,317,101            -      2,317,101
Commercial
  Mortgage-Backed
  Securities                      -         488,416            -        488,416
--------------------------------------------------------------------------------
                                                                    $98,534,318


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                           MARKET
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                 SOVEREIGN GOVERNMENT OBLIGATIONS -- 53.2%

$      250,000   Belgium Government Bond, Ser 56,
                   3.500%, 3/28/15                                 $    368,374
       400,000   Brazilian Government International Bond,
                   12.500%, 1/5/22                                      320,379
       130,000   Bundesrepublik Deutschland, Ser 05,
                   4.000%, 1/4/37                                       194,667
       150,000   Bundesrepublik Deutschland, Ser 03,
                   4.750%, 7/4/34                                       249,085
       270,000   Canadian Government Bond,  5.000%, 6/1/14              304,890
     2,600,000   Czech Republic Government Bond, Ser 58,
                   5.700%, 5/25/24                                      181,845
    10,000,000   Development Bank of Japan,  1.400%, 6/20/12            125,528
    16,000,000   Development Bank of Japan,  1.700%, 9/20/22            206,387
       200,000   European Financial Stability Facility,
                   2.750%, 7/18/16                                      288,412
       215,000   European Investment Bank,  6.000%, 12/7/28             406,010
       250,000   France Government Bond OAT,  5.000%, 10/25/16          402,272
 1,500,000,000   Indonesia Treasury Bond, Ser FR49,
                   9.000%, 9/15/13                                      184,803
       250,000   Ireland Government Bond,  4.600%, 4/18/16              256,495
       150,000   Ireland Government Bond,  5.000%, 10/18/20             137,342
       170,000   Italy Buoni Poliennali Del Tesoro,
                   3.000%, 4/15/15                                      239,537
       172,000   Italy Buoni Poliennali Del Tesoro,
                   4.750%, 8/1/23                                       246,208
       500,000   Malaysia Government Bond, Ser 1/01,
                   3.833%, 9/28/11   166,198
     1,900,000   Mexican Bonos, Ser M 10,  7.750%, 12/14/17             173,339
       380,000   Netherlands Government Bond,  1.750%, 1/15/13          552,198
       691,666   South Africa Government Bond, Ser R211,
                   2.500%, 1/31/17                                      106,451
     1,500,000   South Africa Government Bond, Ser R207,
                   7.250%, 1/15/20                                      205,440
     3,000,000   Sweden Government Bond, Ser 1049,
                   4.500%, 8/12/15                                      510,539
       130,000   United Kingdom Gilt,  8.000%, 12/7/15                  262,799
--------------------------------------------------------------------------------
                 TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS            $  6,089,198
--------------------------------------------------------------------------------

                 CORPORATE BONDS -- 34.6%
                 FINANCIALS -- 29.1%
    41,000,000   Bayerische Landesbank, 1.400%, 4/22/13                 516,443
       100,000   HGI Group Ltd., 6.500%, 5/2/12                         162,686
       100,000   International Power Finance Jersey II Ltd.,
                   3.250%, 7/20/13                                      150,308
    30,000,000   Japan Finance Organization for Municipalities,
                   Ser INTL,  1.550%, 2/21/12                           375,796
       150,000   Kreditanstalt fuer Wiederaufbau,
                   3.375%, 1/18/21                                      215,395
       100,000   Kreditanstalt fuer Wiederaufbau, Ser DTE,
                   3.250%, 6/27/13                                      151,613
    41,000,000   Landwirtschaftliche Rentenbank, 1.375%, 4/25/13        519,489
       200,000   LCR Finance PLC, Reg S,  4.500%, 12/7/28               324,397
       200,000   Places For People Homes Ltd.,  5.000%, 12/27/16        325,848
     1,400,000   Realkredit Danmark A/S, Ser 10S,  2.000%, 1/1/12       272,526
     1,000,000   Stadshypotek AB, Ser 1576,  6.000%, 3/18/15            170,764
       100,000   Swedbank Hypotek AB,  2.500%, 1/21/13                  145,157
--------------------------------------------------------------------------------
                                                                      3,330,422
--------------------------------------------------------------------------------

                 INDUSTRIALS -- 3.8%
       100,000   Rexel SA,  7.000%, 12/17/18                            146,465
       200,000   Xefin Lux SCA, Reg S,  8.000%, 6/1/18                  292,205
--------------------------------------------------------------------------------
                                                                        438,670
--------------------------------------------------------------------------------

                 ENERGY -- 1.1%
       100,000   Seadrill Ltd.,  3.375%, 10/27/17                       119,400
--------------------------------------------------------------------------------

                 TELECOMMUNICATION SERVICES -- 0.6%
        50,000   Ziggo Finance BV, Reg S,  6.125%, 11/15/17              71,239
--------------------------------------------------------------------------------

                 TOTAL CORPORATE BONDS                             $  3,959,731
--------------------------------------------------------------------------------

                 SOVEREIGN BOND -- 4.2%

    38,000,000   Eksportfinans ASA,  1.600%, 3/20/14               $    485,813
--------------------------------------------------------------------------------

                 FOREIGN BONDS -- 2.5%

         2,000   Cap Gemini SA,  1.000%, 1/1/12                         128,918
     1,100,000   China Petroleum & Chemical Corp.,
                   0.000%, 4/24/14 (a)                                  162,208
--------------------------------------------------------------------------------
                 TOTAL FOREIGN BONDS                               $    291,126
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------

                 INVESTMENT FUND -- 5.1%

       582,973   Touchstone Institutional Money Market Fund^       $    582,973

                 TOTAL INVESTMENT SECURITIES -- 99.6%
                 (Cost $11,060,402)                                $ 11,408,841

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%           42,907
--------------------------------------------------------------------------------

                 NET ASSETS -- 100.0%                              $ 11,451,748
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
(a) Zero Coupon security -- The rate reported was the effective yield as of June 30, 2011.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- June 30, 2011 (Unaudited)


PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
Reg S -- Security sold outside United States without registration under the Securities Act of 1933.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Sovereign
   Government
   Obligations          $      -       $6,089,198     $     -     $ 6,089,198
Corporate Bonds                -        3,959,731           -       3,959,731
Investment Fund          582,973                -           -         582,973
Sovereign Bond                 -          485,813           -         485,813
Foreign Bonds            128,918          162,208           -         291,126
--------------------------------------------------------------------------------
                                                                  $11,408,841

                         LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*
Forward Currency
  Contracts             $      -       $ (26,108)     $     -         (26,108)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- June 30, 2011 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                      CONTRACT TO
                               ----------------------------------------------------------
                                                                                               UNREALIZED
                                                                                              APPRECIATION/
        COUNTERPARTY           VALUE DATE           RECEIVE                 DELIVER          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Brown Brothers Harriman          7/7/2011      AUD       260,000        GBP       168,798          7,884
Brown Brothers Harriman          7/7/2011      AUD       270,000        JPY    23,344,200           (462)
Brown Brothers Harriman          7/7/2011      CAD       200,000        CHF       180,288         (7,077)
Brown Brothers Harriman          7/7/2011      CAD       189,000        USD       195,835            123
Brown Brothers Harriman          7/7/2011      CHF       174,480        CAD       200,000            169
Brown Brothers Harriman          7/7/2011      CHF       170,000        JPY    15,701,115          7,167
Brown Brothers Harriman          7/7/2011      CHF        47,000        USD        55,819             83
Brown Brothers Harriman          7/7/2011      COP   362,000,000        JPY    16,248,485          2,790
Brown Brothers Harriman          7/7/2011      EUR       540,000        JPY    61,438,500         19,866
Brown Brothers Harriman          7/7/2011      EUR       200,000        PLN       796,060           (160)
Brown Brothers Harriman          7/7/2011      EUR       701,875        USD     1,017,613            154
Brown Brothers Harriman          7/7/2011      GBP       173,380        AUD       260,000           (532)
Brown Brothers Harriman          7/7/2011      GBP       125,000        SEK     1,288,738         (3,108)
Brown Brothers Harriman          7/7/2011      GBP       320,000        USD       513,744           (173)
Brown Brothers Harriman          7/7/2011      IDR 1,350,000,000        USD       156,340          1,036
Brown Brothers Harriman          7/7/2011      JPY    23,026,410        AUD       270,000         (3,485)
Brown Brothers Harriman          7/7/2011      JPY    16,304,700        CHF       170,000            330
Brown Brothers Harriman          7/7/2011      JPY    16,492,027        COP   362,000,000            235
Brown Brothers Harriman          7/7/2011      JPY    63,228,600        EUR       540,000          2,370
Brown Brothers Harriman          7/7/2011      JPY    13,451,760        NZD       210,000         (6,867)
Brown Brothers Harriman          7/7/2011      JPY    33,000,000        SEK     2,588,844            675
Brown Brothers Harriman          7/7/2011      JPY    77,669,500        USD       953,199         11,589
Brown Brothers Harriman          7/7/2011      KRW   167,000,000        USD       151,501          4,897
Brown Brothers Harriman          7/7/2011      MXN       200,000        USD        16,995             84
Brown Brothers Harriman          7/7/2011      MYR       476,000        USD       155,226          2,392
Brown Brothers Harriman          7/7/2011      NZD       210,000        JPY    14,007,000            (30)
Brown Brothers Harriman          7/7/2011      PLN       791,520        EUR       200,000         (1,494)
Brown Brothers Harriman          7/7/2011      SEK     1,266,313        GBP       125,000           (436)
Brown Brothers Harriman          7/7/2011      SEK     2,578,407        JPY    33,000,000         (2,325)
Brown Brothers Harriman          7/7/2011      USD       192,859        CAD       189,000         (3,098)
Brown Brothers Harriman          7/7/2011      USD        53,210        CHF        47,000         (2,693)
Brown Brothers Harriman          7/7/2011      USD       488,810        EUR       350,000        (18,715)
Brown Brothers Harriman          7/7/2011      USD       140,355        EUR       100,000         (4,652)
Brown Brothers Harriman          7/7/2011      USD       289,936        EUR       201,375         (2,072)
Brown Brothers Harriman          7/7/2011      USD        73,151        EUR        50,500            (77)
Brown Brothers Harriman          7/7/2011      USD       515,586        GBP       320,000          2,014
Brown Brothers Harriman          7/7/2011      USD       157,425        IDR 1,350,000,000             49
Brown Brothers Harriman          7/7/2011      USD       961,732        JPY    77,669,500         (3,056)
Brown Brothers Harriman          7/7/2011      USD       156,418        KRW   167,000,000             20
Brown Brothers Harriman          7/7/2011      USD        17,055        MXN       200,000            (24)
Brown Brothers Harriman          7/7/2011      USD       157,642        MYR       476,000             24
Brown Brothers Harriman          7/7/2011      USD       209,873        ZAR     1,480,000         (8,940)
Brown Brothers Harriman          7/7/2011      ZAR     1,480,000        USD       218,321            491
Brown Brothers Harriman         7/14/2011      AUD       260,000        GBP       173,247            514
Brown Brothers Harriman         7/14/2011      CAD       200,000        CHF       174,446           (169)
Brown Brothers Harriman         7/14/2011      CHF       170,000        JPY    16,304,700           (332)
Brown Brothers Harriman         7/14/2011      COP   362,000,000        JPY    16,489,023           (246)
Brown Brothers Harriman         7/14/2011      EUR       540,000        JPY    63,217,800         (2,414)
Brown Brothers Harriman         7/14/2011      EUR       549,833        USD       801,019         (3,876)
Brown Brothers Harriman         7/14/2011      GBP       125,000        SEK     1,266,725            437
Brown Brothers Harriman         7/14/2011      HKD     1,500,000        EUR       136,048         (4,470)
Brown Brothers Harriman         7/14/2011      IDR 1,350,000,000        USD       157,554           (348)
Brown Brothers Harriman         7/14/2011      JPY    18,232,523        AUD       215,841         (4,741)
Brown Brothers Harriman         7/14/2011      JPY    23,322,330        AUD       270,000            465
Brown Brothers Harriman         7/14/2011      JPY    18,318,236        NZD       281,780         (5,759)
Brown Brothers Harriman         7/14/2011      JPY    13,999,440        NZD       210,000             25
Brown Brothers Harriman         7/14/2011      JPY    33,000,000        SEK     2,579,576          2,324
Brown Brothers Harriman         7/14/2011      JPY    64,405,340        USD       806,680         (6,628)
Brown Brothers Harriman         7/14/2011      JPY    77,669,500        USD       961,780          3,042
Brown Brothers Harriman         7/14/2011      KRW   167,000,000        USD       156,418            (90)
Brown Brothers Harriman         7/14/2011      MXN       200,000        USD        17,048             20

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- June 30, 2011 (Unaudited)

                                                      CONTRACT TO
                               ----------------------------------------------------------
                                                                                               UNREALIZED
                                                                                              APPRECIATION/
        COUNTERPARTY           VALUE DATE           RECEIVE                 DELIVER          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Brown Brothers Harriman         7/14/2011      MYR       476,000        USD       157,608            (75)
Brown Brothers Harriman         7/14/2011      NZD       373,983        USD       300,000          9,654
Brown Brothers Harriman         7/14/2011      PLN       796,500        EUR       200,000            160
Brown Brothers Harriman         7/14/2011      TRY       300,000        USD       196,786        (12,259)
Brown Brothers Harriman         7/14/2011      USD        55,820        CHF        47,000            (84)
Brown Brothers Harriman         7/14/2011      USD       188,596        TRY       300,000          4,069
Brown Brothers Harriman         7/28/2011      HKD     1,594,000        USD       204,658            212
Brown Brothers Harriman          8/4/2011      USD       195,693        CAD       189,000           (132)
Brown Brothers Harriman          8/4/2011      USD     1,016,796        EUR       701,875           (186)
Brown Brothers Harriman          8/4/2011      USD       513,565        GBP       320,000            173
Brown Brothers Harriman          8/4/2011      USD       217,462        ZAR     1,480,000           (448)
Brown Brothers Harriman          9/1/2011      SEK     1,470,880        EUR       160,000             88
                                                                                               ----------
                                                                                               $ (26,108)
                                                                                               ==========

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Large Cap Relative Value Fund -- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 95.5%                              SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 16.3%
Aflac, Inc.                                          2,600         $    121,368
Bank of America Corp.                                9,100               99,736
Chubb Corp.                                          2,700              169,047
Goldman Sachs Group, Inc. (The)                      1,100              146,399
JPMorgan Chase & Co.                                 3,300              135,102
Morgan Stanley                                       6,100              140,361
Northern Trust Corp.                                 1,900               87,324
Travelers Cos., Inc. (The)                           3,100              180,978
Wells Fargo & Co.                                    6,700              188,002
--------------------------------------------------------------------------------
                                                                      1,268,317
--------------------------------------------------------------------------------

ENERGY -- 15.5%
Apache Corp.                                         1,300              160,407
Chesapeake Energy Corp.                              3,000               89,070
Exxon Mobil Corp.                                    2,964              241,210
Newfield Exploration Co.*                            1,700              115,634
Occidental Petroleum Corp.                           3,000              312,120
Schlumberger Ltd.                                    2,100              181,440
Transocean Ltd.                                      1,600              103,296
--------------------------------------------------------------------------------
                                                                      1,203,177
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.5%
Carnival Corp.                                       2,600               97,838
Comcast Corp. - Class A                              5,600              141,904
Darden Restaurants, Inc.                             4,100              204,016
Johnson Controls, Inc.                               4,300              179,138
Target Corp.                                         1,900               89,129
TJX Cos., Inc.                                       3,600              189,108
Walt Disney Co. (The)                                3,900              152,256
Yum! Brands, Inc.                                    2,700              149,148
--------------------------------------------------------------------------------
                                                                      1,202,537
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.1%
Automatic Data Processing, Inc.                      2,800              147,504
Corning, Inc.                                        8,800              159,720
Flextronics International Ltd.*                     25,800              165,636
Intel Corp.                                          9,900              219,384
International Business Machines Corp.                1,500              257,325
Xerox Corp.                                         14,400              149,904
--------------------------------------------------------------------------------
                                                                      1,099,473
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.5%
Boeing Co. (The)                                     2,300              170,039
Cummins, Inc.                                        3,000              310,470
General Dynamics Corp.                               2,700              201,204
Norfolk Southern Corp.                               2,500              187,325
Union Pacific Corp.                                  1,700              177,480
--------------------------------------------------------------------------------
                                                                      1,046,518
--------------------------------------------------------------------------------

HEALTH CARE -- 8.5%
CR Bard, Inc.                                          900               98,874
Express Scripts, Inc.*                               4,300              232,114
UnitedHealth Group, Inc.                             3,000              154,740
WellPoint, Inc.                                      2,200              173,294
--------------------------------------------------------------------------------
                                                                        659,022
--------------------------------------------------------------------------------

UTILITIES -- 4.5%
Duke Energy Corp.                                    4,400               82,852
Exelon Corp.                                         2,800              119,952
Southern Co.                                         3,700              149,406
--------------------------------------------------------------------------------
                                                                        352,210
--------------------------------------------------------------------------------

MATERIALS -- 3.9%
Freeport-McMoRan Copper & Gold, Inc.                 5,800              306,820
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.2%
American Tower Corp. - Class A*                      3,300              172,689
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.5%
Kimberly-Clark Corp.                                 1,800              119,808
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  7,430,571
--------------------------------------------------------------------------------

INVESTMENT FUND --  6.0%
Touchstone Institutional Money Market Fund^        464,664         $    464,664
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.5%
(Cost $7,215,659)                                                  $  7,895,235

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (116,085)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  7,779,150
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common Stocks          $7,430,571       $     -        $     -      $7,430,571
Investment Fund           464,664             -              -         464,664
--------------------------------------------------------------------------------
                                                                    $7,895,235


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- June 30, 2011 (Unaudited)

                                                                     MARKET
COMMON STOCKS -- 94.2%                              SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.3%
ACI Worldwide, Inc.*                                 5,400       $    182,358
Activision Blizzard, Inc.                           25,700            300,176
Adobe Systems, Inc.*                                 5,200            163,540
Alliance Data Systems Corp.*                         1,200            112,884
Amdocs Ltd.*                                         8,300            252,237
Applied Materials, Inc.                              7,000             91,070
Arris Group, Inc.*                                  11,200            130,032
ATMI, Inc.*                                          7,200            147,096
Blackbaud, Inc.                                      5,900            163,548
BMC Software, Inc.*                                  2,500            136,750
CA, Inc.                                            12,700            290,068
CACI International, Inc. - Class A*                  3,400            214,472
CGI Group, Inc. - Class A*                           8,300            204,595
Comtech Telecommunications Corp.                     4,200            117,768
DealerTrack Holdings, Inc.*                          6,500            149,175
DST Systems, Inc.                                    2,600            137,280
Electronics for Imaging, Inc.*                       7,100            122,262
EPIQ Systems, Inc.                                  13,000            184,860
Factset Research Systems, Inc.                       2,000            204,640
Fair Isaac Corp.                                     8,400            253,680
Fidelity National Information Services, Inc.         8,900            274,031
Fiserv, Inc.*                                        2,800            175,364
Formfactor, Inc.*                                   13,100            118,686
Global Payments, Inc.                                5,000            255,000
IAC / InterActiveCorp*                               7,300            278,641
Integrated Device Technology, Inc.*                 17,900            140,694
International Business Machines Corp.                  700            120,085
Lam Research Corp.*                                  2,600            115,128
Lawson Software, Inc.*                              12,100            135,762
LSI Corp.*                                          33,700            239,944
Manhattan Associates, Inc.*                          3,800            130,872
Microsoft Corp.                                      8,800            228,800
MTS Systems Corp.                                    4,700            196,601
Net 1 UEPS Technologies, Inc.*                      24,100            209,188
Parametric Technology Corp.*                         5,200            119,236
Pulse Electronics Corp.                             14,900             65,858
QLogic Corp.*                                       11,700            186,264
Research In Motion Ltd.*                             2,300             66,355
Symantec Corp.*                                     13,200            260,304
TeleTech Holdings, Inc.*                             5,200            109,616
Teradata Corp.*                                      3,200            192,640
Texas Instruments, Inc.                              5,200            170,716
Tyler Technologies, Inc.*                            7,400            198,172
United Online, Inc.                                 43,200            260,496
ValueClick, Inc.*                                   15,600            258,960
Websense, Inc.*                                      8,100            210,357
Zebra Technologies Corp. - Class A*                  4,200            177,114
--------------------------------------------------------------------------------
                                                                    8,453,375
--------------------------------------------------------------------------------

FINANCIALS -- 17.8%
Alleghany Corp.*                                       700            233,177
BancFirst Corp.                                      2,300             88,780
Banco Latinoamericano de Comercio Exterior SA -
  Class E                                            7,200            124,704
Bank of the Ozarks, Inc.                             3,900            203,034
Chemical Financial Corp.                             8,900            166,964
Chubb Corp.                                          2,300            144,003
City National Corp.                                  2,000            108,500
Cohen & Steers, Inc.                                 7,100            235,365
Commerce Bancshares, Inc.                            2,700            116,100
Community Bank System, Inc.                          4,900            121,471
Compass Diversified Holdings                         7,000            115,430
Dime Community Bancshares                            5,200             75,608
Erie Indemnity Co. - Class A                         3,800            268,736
Ezcorp, Inc. - Class A*                              4,100            145,858
Fifth Third Bancorp                                  7,600             96,900
First Citizens BancShares, Inc. - Class A              500             93,610
Franklin Resources, Inc.                             1,600            210,064
Hanover Insurance Group, Inc. (The)                  5,000            188,550
Home Bancshares, Inc.                               10,000            236,400
Huntington Bancshares, Inc.                         18,600            122,016
International Bancshares Corp.                       6,400            107,072
Jones Lang LaSalle, Inc.                             1,700            160,310
KeyCorp                                             19,200            159,936
Marsh & McLennan Cos., Inc.                          4,200            130,998
Meadowbrook Insurance Group, Inc.                   10,300            102,073
Moody's Corp.                                        3,600            138,060
NASDAQ OMX Group, Inc. (The)*                        3,800             96,140
National Financial Partners Corp.*                   9,900            114,246
National Health Investors, Inc. REIT                 5,400            239,922
Old National Bancorp                                15,400            166,320
People's United Financial, Inc.                     15,900            213,696
PNC Financial Services Group, Inc.                   2,500            149,025
PS Business Parks, Inc. REIT                         4,500            247,950
Public Storage REIT                                  2,900            330,629
Retail Opportunity Investments Corp. REIT           14,000            150,640
T Rowe Price Group, Inc.                             4,300            259,462
Taubman Centers, Inc. REIT                           4,500            266,400
Travelers Cos., Inc. (The)                           2,300            134,274
UMB Financial Corp.                                  3,800            159,144
Waddell & Reed Financial, Inc. - Class A             3,200            116,320
WesBanco, Inc.                                      10,300            202,498
--------------------------------------------------------------------------------
                                                                    6,740,385
--------------------------------------------------------------------------------

HEALTH CARE -- 12.0%
Aetna, Inc.                                          6,700            295,403
Allos Therapeutics, Inc.*                           53,400            114,276
AMAG Pharmaceuticals, Inc.*                          6,400            120,320
AmerisourceBergen Corp.                              5,700            235,980
Amsurg Corp.*                                        6,000            156,780
Biogen Idec, Inc.*                                   1,200            128,304
Charles River Laboratories International, Inc.*      6,600            268,290
CIGNA Corp.                                          2,800            144,004
Forest Laboratories, Inc.*                           5,600            220,304
Greatbatch, Inc.*                                    9,000            241,380
Health Net, Inc.*                                    5,200            166,868
ICU Medical, Inc.*                                   4,600            201,020
Invacare Corp.                                       3,800            126,122
Luminex Corp.*                                       8,200            171,380
Magellan Health Services, Inc.*                      2,400            131,376
Medco Health Solutions, Inc.*                        2,300            129,996
Myriad Genetics, Inc.*                               7,300            165,783
Natus Medical, Inc.*                                 6,700            101,505
PDL BioPharma, Inc.                                 19,000            111,530
Quidel Corp.*                                       10,000            151,500
SonoSite, Inc.*                                      5,000            175,850
Targacept, Inc.*                                     7,500            158,025
Techne Corp.                                         2,000            166,740
UnitedHealth Group, Inc.                             3,500            180,530
Waters Corp.*                                        1,700            162,758
WellPoint, Inc.                                      4,300            338,711
--------------------------------------------------------------------------------
                                                                    4,564,735
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.6%
Aaron's, Inc.                                        9,900            279,774
Aeropostale, Inc.*                                   5,500             96,250
AutoZone, Inc.*                                        700            206,395
Bed Bath & Beyond, Inc.*                             1,900            110,903
Biglari Holdings, Inc.*                                300            117,315

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- June 30, 2011 (Unaudited)

                                                                     MARKET
COMMON STOCKS -- 94.2% (CONTINUED)                  SHARES           VALUE
--------------------------------------------------------------------------------

California Pizza Kitchen, Inc.*                      7,500       $    138,525
Cato Corp. (The) - Class A                           7,000            201,600
Coach, Inc.                                          5,400            345,222
DIRECTV Group, Inc. - Class A*                       7,300            370,986
Garmin Ltd.                                          3,600            118,908
Goodyear Tire & Rubber Co. (The)*                    7,000            117,390
HOT Topic, Inc.                                     16,600            123,504
ITT Educational Services, Inc.*                      1,200            (93,888
Ltd. Brands, Inc.                                    6,300            242,235
McGraw-Hill Cos., Inc. (The)                         3,100            129,921
Movado Group, Inc.                                   7,500            128,325
Papa John's International, Inc.*                     7,500            249,450
Pool Corp.                                           4,700            140,107
Sonic Automotive, Inc. - Class A                     7,500            109,875
Sturm Ruger & Co., Inc.                              5,200            114,140
Time Warner, Inc.                                    3,400            123,658
TJX Cos., Inc.                                       2,600            136,578
True Religion Apparel, Inc.*                         4,600            133,768
Vail Resorts, Inc.                                   4,500            207,990
Weight Watchers International, Inc.                  1,600            120,752
Wolverine World Wide, Inc.                           3,000            125,250
Wyndham Worldwide Corp.                              4,000            134,600
--------------------------------------------------------------------------------
                                                                    4,417,309
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.5%
Alliant Techsystems, Inc.                            3,400            242,522
Applied Industrial Technologies, Inc.                3,400            121,074
Chicago Bridge & Iron Co. NV                         5,200            202,280
Dover Corp.                                          2,300            155,940
Dun & Bradstreet Corp.                               1,400            105,756
EMCOR Group, Inc.*                                   7,300            213,963
Encore Wire Corp.                                    5,500            133,210
Equifax, Inc.                                        4,100            142,352
Gardner Denver, Inc.                                 2,600            218,530
Graco, Inc.                                          3,200            162,112
Heartland Express, Inc.                              7,000            115,920
JB Hunt Transport Services, Inc.                     4,300            202,487
KBR, Inc.                                            3,400            128,146
Knoll, Inc.                                          6,900            138,483
L-3 Communications Holdings, Inc.                    1,700            148,665
Layne Christensen Co.*                               4,100            124,394
Lockheed Martin Corp.                                2,300            186,231
Raytheon Co.                                         2,800            139,580
Rollins, Inc.                                        7,000            142,660
Toro Co.                                             4,500            272,250
W.W. Grainger, Inc.                                    900            138,285
WABCO Holdings, Inc.*                                2,200            151,932
--------------------------------------------------------------------------------
                                                                    3,586,772
--------------------------------------------------------------------------------

ENERGY -- 8.3%
Cal Dive International, Inc.*                       15,600             93,288
Chevron Corp.                                        2,000            205,680
ConocoPhillips                                       3,500            263,165
CVR Energy, Inc.*                                    5,600            137,872
Gulf Island Fabrication, Inc.                        2,000             64,560
Helix Energy Solutions Group, Inc.*                  8,100            134,136
Hess Corp.                                           2,000            149,520
Marathon Oil Corp.                                   6,300            331,884
Matrix Service Co.*                                  9,200            123,096
Murphy Oil Corp.                                     4,500            295,470
Oceaneering International, Inc.                      6,400            259,200
Patterson-UTI Energy, Inc.                           8,900            281,329
Pioneer Drilling Co.*                               14,200            216,408
Unit Corp.*                                          3,500            213,255
Vaalco Energy, Inc.*                                20,200            121,604
Valero Energy Corp.                                 10,600            271,042
--------------------------------------------------------------------------------
                                                                    3,161,509
--------------------------------------------------------------------------------

UTILITIES -- 6.5%
Alliant Energy Corp.                                 7,400            300,884
China Natural Gas, Inc.*                            10,500             40,110
DPL, Inc.                                            9,400            283,504
Edison International                                 6,600            255,750
El Paso Electric Co.                                 7,900            255,170
Energen Corp.                                        4,100            231,650
Entergy Corp.                                        4,800            327,744
Exelon Corp.                                         3,200            137,088
Public Service Enterprise Group, Inc.               10,000            326,400
Sempra Energy                                        5,800            306,704
--------------------------------------------------------------------------------
                                                                    2,465,004
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
AptarGroup, Inc.                                     2,300            120,382
Cabot Corp.                                          3,400            135,558
Eastman Chemical Co.                                 2,400            244,968
Freeport-McMoRan Copper & Gold, Inc.                 5,300            280,370
HB Fuller Co.                                        5,000            122,100
Minerals Technologies, Inc.                          2,500            165,725
Myers Industries, Inc.                              13,500            138,780
--------------------------------------------------------------------------------
                                                                    1,207,883
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.6%
Brown-Forman Corp. - Class B                         2,500            186,725
Dr Pepper Snapple Group, Inc.                        3,100            129,983
Elizabeth Arden, Inc.*                               4,600            133,538
Herbalife Ltd.                                       4,600            265,144
J.M. Smucker Co. (The)                               1,800            137,592
Smart Balance, Inc.*                                28,300            146,594
--------------------------------------------------------------------------------
                                                                      999,576
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.4%
NTELOS Holdings Corp.                                7,800            159,276
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $ 35,755,824
--------------------------------------------------------------------------------

INVESTMENT FUND --  1.4%
Touchstone Institutional Money Market Fund^        515,571       $    515,571

--------------------------------------------------------------------------------
TOTAL LONG POSITIONS
(Cost $31,724,954)                                               $ 36,271,395
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     MARKET
SECURITIES SOLD SHORT -- (94.3%)                    SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (94.3%)
TELECOMMUNICATION SERVICES -- (0.2%)
Clearwire Corp. - Class A*                         (15,600)           (58,968)
--------------------------------------------------------------------------------

MATERIALS -- (2.9%)
Alcoa, Inc.                                         (8,100)       $  (128,466)
Balchem Corp.                                       (6,300)          (275,814)
International Flavors & Fragrances, Inc.            (3,500)          (224,840)
STR Holdings, Inc.*                                 (8,200)          (122,344)
Texas Industries, Inc.                              (2,800)          (116,564)
Vulcan Materials Co.                                (6,000)          (231,180)
--------------------------------------------------------------------------------
                                                                   (1,099,208)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- (3.0%)
Archer-Daniels-Midland Co.                          (7,500)          (226,125)
Bunge Ltd.                                          (3,200)          (220,640)
Sanderson Farms, Inc.                               (4,200)          (200,676)
United Natural Foods, Inc.*                         (3,300)          (140,811)
Wal-Mart Stores, Inc.                               (2,300)          (122,222)
WD-40 Co.                                           (5,900)          (230,336)
--------------------------------------------------------------------------------
                                                                   (1,140,810)
--------------------------------------------------------------------------------

UTILITIES -- (6.5%)
Black Hills Corp.                                   (5,800)          (174,522)
Consolidated Edison, Inc.                           (6,100)          (324,764)
Empire District Electric Co. (The)                  (5,900)          (113,634)
Enbridge, Inc.                                      (4,000)          (129,840)
Integrys Energy Group, Inc.                         (2,000)          (103,680)
National Fuel Gas Co.                               (1,900)          (138,320)
Northwest Natural Gas Co.                           (5,400)          (243,702)
ONEOK, Inc.                                         (4,300)          (318,243)
Southern Co.                                        (5,900)          (238,242)
UGI Corp.                                           (7,000)          (223,230)
Westar Energy, Inc.                                 (7,500)          (201,825)
WGL Holdings, Inc.                                  (6,500)          (250,185)
--------------------------------------------------------------------------------
                                                                   (2,460,187)
--------------------------------------------------------------------------------

ENERGY -- (8.4%)
Carrizo Oil & Gas, Inc.*                            (7,400)          (308,950)
Cimarex Energy Co.                                  (1,700)          (152,864)
Cobalt International Energy, Inc.*                 (12,800)          (174,464)
Concho Resources, Inc.*                             (1,400)          (128,590)
El Paso Corp.                                       (6,300)          (127,260)
Encana Corp.                                        (7,700)          (237,083)
EQT Corp.                                           (2,700)          (141,804)
Forest Oil Corp.*                                   (5,700)          (152,247)
Gulfport Energy Corp.*                              (3,700)          (109,853)
Newfield Exploration Co.*                           (2,400)          (163,248)
Northern Oil and Gas, Inc.*                         (9,600)          (212,640)
Petrohawk Energy Corp.*                             (4,400)          (108,548)
Pioneer Natural Resources Co.                       (1,600)          (143,312)
Plains Exploration & Production Co.*                (3,900)          (148,668)
Range Resources Corp.                               (3,500)          (194,250)
Schlumberger Ltd.                                   (1,400)          (120,960)
Seadrill Ltd.                                       (4,400)          (155,232)
Swift Energy Co.*                                   (2,800)          (104,356)
TransAtlantic Petroleum Ltd.*                      (34,400)           (58,480)
TransCanada Corp.                                   (6,010)          (263,479)
--------------------------------------------------------------------------------
                                                                   (3,206,288)
--------------------------------------------------------------------------------

INDUSTRIALS -- (9.1%)
ABM Industries, Inc.                               (11,200)          (261,408)
Alexander & Baldwin, Inc.                           (2,600)          (125,216)
Boeing Co. (The)                                    (1,500)          (110,895)
Caterpillar, Inc.                                   (1,500)          (159,690)
CBIZ, Inc.*                                        (23,800)          (175,168)
DigitalGlobe, Inc.*                                (10,200)          (259,182)
EnerNOC, Inc.*                                      (6,200)           (97,588)
GATX Corp.                                          (5,400)          (200,448)
General Electric Co.                                (5,500)          (103,730)
Ingersoll-Rand plc                                  (2,600)          (118,066)
Kennametal, Inc.                                    (2,900)          (122,409)
Manpower, Inc.                                      (1,700)           (91,205)
Pall Corp.                                          (2,100)          (118,083)
Precision Castparts Corp.                           (1,200)          (197,580)
Ritchie Bros Auctioneers, Inc.                      (7,800)          (214,422)
Roper Industries, Inc.                              (2,100)          (174,930)
Satcon Technology Corp.*                           (33,500)           (80,065)
Spirit Aerosystems Holdings, Inc. - Class A*        (4,600)          (101,200)
Stericycle, Inc.*                                   (1,500)          (133,680)
Titan Machinery, Inc.*                              (3,700)          (106,486)
UTi Worldwide, Inc.                                 (9,700)          (190,993)
Waste Management, Inc.                              (4,300)          (160,261)
Westport Innovations Inc.*                          (6,000)          (144,120)
--------------------------------------------------------------------------------
                                                                   (3,446,825)
--------------------------------------------------------------------------------

HEALTH CARE -- (12.1%)
athenahealth, Inc.*                                 (1,400)           (57,540)
Bio-Reference Labs, Inc.*                          (10,500)          (219,450)
Brookdale Senior Living, Inc.*                      (4,600)          (111,550)
Cerner Corp.*                                       (3,000)          (183,330)
Conceptus, Inc.*                                   (18,100)          (211,227)
DENTSPLY International, Inc.                        (3,700)          (140,896)
Edwards Lifesciences Corp.*                         (2,800)          (244,104)
Emeritus Corp.*                                    (11,500)          (244,375)
Healthsouth Corp.*                                  (5,000)          (131,250)
HeartWare International, Inc.*                      (2,600)          (192,608)
HMS Holdings Corp.*                                 (3,000)          (230,610)
Hospira, Inc.*                                      (5,000)          (283,300)
Landauer, Inc.                                      (4,300)          (264,837)
Life Technologies Corp.*                            (2,400)          (124,968)
MAKO Surgical Corp.*                                (6,200)          (184,326)
Medidata Solutions, Inc.*                           (5,400)          (128,898)
Medtronic, Inc.                                     (3,900)          (150,267)
NuVasive, Inc.*                                     (2,300)           (75,624)
Parexel International Corp.*                        (5,200)          (122,512)
Pharmasset, Inc.*                                   (1,100)          (123,420)
Qiagen NV*                                          (5,700)          (108,414)
Quality Systems, Inc.                               (1,500)          (130,950)
ResMed, Inc.*                                       (7,300)          (225,935)
SIGA Technologies, Inc.*                            (7,300)           (71,102)
St. Jude Medical, Inc.                              (5,500)          (262,240)
Theravance, Inc.*                                   (4,400)           (97,724)
VCA Antech, Inc.*                                   (6,000)          (127,200)
Volcano Corp.*                                      (4,600)          (148,534)
--------------------------------------------------------------------------------
                                                                   (4,597,191)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- (12.7%)
Amazon.com, Inc.*                                     (800)          (163,592)
Brown Shoe Co., Inc.                               (10,500)          (111,825)
Cabela's, Inc.*                                     (6,600)          (179,190)
Callaway Golf Co.                                  (23,000)          (143,060)
CarMax, Inc.*                                       (7,100)          (234,797)
Carnival Corp.                                      (5,900)          (222,017)
Collective Brands, Inc.*                            (6,400)           (94,016)
Cracker Barrel Old Country Store, Inc.              (5,200)          (256,412)
Dollar General Corp.*                               (4,100)          (138,949)
Fred's, Inc. - Class A                             (12,300)          (177,489)
Gaylord Entertainment Co.*                          (3,800)          (114,000)
Hanesbrands, Inc.*                                  (3,700)          (105,635)
John Wiley & Sons, Inc. - Class A                   (3,200)          (166,432)
Jones Group, Inc. (The)                            (11,700)          (126,945)
K12, Inc.*                                          (5,200)          (172,328)
Kohl's Corp.                                        (2,400)          (120,024)
K-Swiss, Inc. - Class A*                           (10,300)          (109,489)
Lumber Liquidators Holdings, Inc.*                  (5,200)          (132,080)
Magna International, Inc. - Class A                 (2,600)          (140,504)
MDC Holdings, Inc.                                  (9,200)          (226,688)
NIKE, Inc. - Class B                                (2,100)          (188,958)
OfficeMax, Inc.*                                   (17,200)          (135,020)
Orient-Express Hotels Ltd. - Class A*               (9,500)          (102,125)
PEP Boys-Manny Moe & Jack                          (10,400)          (113,672)
Regis Corp.                                         (8,100)          (124,092)

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- June 30, 2011 (Unaudited)

                                                                     MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------------

Ruby Tuesday, Inc.*                                (24,200)      $   (260,876)
Ryland Group, Inc.                                 (13,600)          (224,808)
Skechers U.S.A., Inc. - Class A*                   (10,900)          (157,832)
Thomson Reuters Corp.                               (2,600)           (97,656)
Walt Disney Co. (The)                               (3,600)          (140,544)
Winnebago Industries, Inc.*                        (13,500)          (130,410)
--------------------------------------------------------------------------------
                                                                   (4,811,465)
--------------------------------------------------------------------------------

FINANCIALS -- (19.4%)
Arch Capital Group Ltd.*                            (3,200)          (102,144)
Argo Group International Holdings Ltd.              (6,900)          (205,068)
Aspen Insurance Holdings Ltd.                       (9,900)          (254,727)
Associated Banc-Corp.                              (11,400)          (158,460)
BancorpSouth, Inc.                                 (17,500)          (217,175)
Bank of America Corp.                               (7,200)           (78,912)
Bank of New York Mellon Corp.                       (4,900)          (125,538)
BioMed Realty Trust, Inc. REIT                      (8,000)          (153,920)
Capitol Federal Financial, Inc.                    (21,900)          (257,544)
Cincinnati Financial Corp.                          (9,300)          (271,374)
Citigroup, Inc.                                     (2,790)          (116,176)
Corporate Office Properties Trust REIT              (8,100)          (251,991)
Cullen/Frost Bankers, Inc.                          (3,300)          (187,605)
Digital Realty Trust, Inc. REIT                     (5,000)          (308,900)
DuPont Fabros Technology, Inc. REIT                 (4,700)          (118,440)
First Horizon National Corp.                       (16,060)          (153,212)
First Potomac Realty Trust REIT                    (15,500)          (237,305)
Flagstar Bancorp, Inc.*                            (80,900)           (96,271)
Flagstone Reinsurance Holdings SA                  (26,200)          (220,866)
Hilltop Holdings, Inc.*                            (21,600)          (190,944)
Hudson City Bancorp, Inc.                          (29,100)          (238,329)
Iberiabank Corp.                                    (2,600)          (149,864)
Jefferies Group, Inc.                               (4,500)           (91,800)
KBW, Inc.                                           (7,200)          (134,640)
Kilroy Realty Corp. REIT                            (3,300)          (130,317)
Markel Corp.*                                         (300)          (119,043)
Morgan Stanley                                      (4,600)          (105,846)
National Retail Properties, Inc. REIT              (11,100)          (272,061)
Northern Trust Corp.                                (3,300)          (151,668)
Old Republic International Corp.                   (11,800)          (138,650)
Oritani Financial Corp.                            (14,100)          (180,339)
PartnerRe Ltd.                                      (3,700)          (254,745)
Platinum Underwriters Holdings Ltd.                 (3,800)          (126,312)
Plum Creek Timber Co., Inc. REIT                    (4,200)          (170,268)
S&T Bancorp, Inc.                                  (10,500)          (195,195)
State Street Corp.                                  (2,600)          (117,234)
Stifel Financial Corp.*                             (2,500)           (89,650)
Susquehanna Bancshares, Inc.                       (14,000)          (112,000)
Synovus Financial Corp.                            (72,700)          (151,216)
TCF Financial Corp.                                 (9,100)          (125,580)
TFS Financial Corp.*                               (27,600)          (267,168)
Weyerhaeuser Co. REIT                              (15,300)          (334,458)
--------------------------------------------------------------------------------
                                                                   (7,362,955)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (20.0%)
Altera Corp.                                        (2,300)          (106,605)
Apple, Inc.*                                          (300)          (100,701)
Blackboard, Inc.*                                   (5,700)          (247,323)
Cavium, Inc.*                                       (4,500)          (196,155)
Citrix Systems, Inc.*                               (1,900)          (152,000)
Cognizant Technology Solutions Corp. - Class A*     (1,800)          (132,012)
Computer Sciences Corp.                             (7,800)          (296,088)
Concur Technologies, Inc.*                          (3,200)          (160,224)
Constant Contact, Inc.*                             (5,200)          (131,976)
Corning, Inc.                                       (9,100)          (165,165)
Cree, Inc.*                                         (2,000)           (67,180)
DemandTec, Inc.*                                   (11,800)          (107,380)
Digital River, Inc.*                                (4,400)          (141,504)
Electronic Arts, Inc.*                             (11,600)          (273,760)
Equinix, Inc.*                                      (2,000)          (202,040)
Fortinet, Inc.*                                     (9,300)          (253,797)
FSI International, Inc.*                           (27,700)           (75,898)
Informatica Corp.*                                  (2,600)          (151,918)
Ixia*                                               (6,000)           (76,800)
Lexmark International, Inc. - Class A*              (3,800)          (111,188)
Limelight Networks, Inc.*                          (39,400)          (179,664)
LogMeIn, Inc.*                                      (2,600)          (100,282)
Microchip Technology, Inc.                          (3,500)          (132,685)
Micron Technology, Inc.*                           (11,800)           (88,264)
MKS Instruments, Inc.                               (4,600)          (121,532)
NetApp, Inc.*                                       (3,500)          (184,730)
NetSuite, Inc.*                                     (4,200)          (164,640)
OpenTable, Inc.*                                    (1,500)          (124,680)
Power Integrations, Inc.                            (2,500)           (96,075)
Rackspace Hosting, Inc.*                            (2,000)           (85,480)
RightNow Technologies, Inc.*                        (7,800)          (252,720)
Rosetta Stone, Inc.*                                (8,200)          (132,348)
Salesforce.com, Inc.*                               (2,000)          (297,960)
Sina Corp.*                                         (1,800)          (187,380)
Smith Micro Software, Inc.*                        (33,500)          (141,035)
Sourcefire, Inc.*                                   (4,600)          (136,712)
SuccessFactors, Inc.*                               (9,100)          (267,540)
Sycamore Networks, Inc.                             (6,700)          (149,008)
Synchronoss Technologies, Inc.*                     (3,600)          (114,228)
Teradyne, Inc.*                                    (13,700)          (202,760)
TiVo, Inc.*                                         (8,600)           (88,494)
Ultimate Software Group, Inc.*                      (4,600)          (250,378)
Universal Display Corp.*                            (6,700)          (235,103)
Viasat, Inc.*                                       (3,300)          (142,791)
VirnetX Holding Corp.*                              (9,600)          (277,824)
VMware, Inc. - Class A*                             (1,400)          (140,322)
Xerox Corp.                                        (13,800)          (143,658)
--------------------------------------------------------------------------------
                                                                   (7,588,007)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $(35,771,904)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(COST ($34,022,262))                                             $(35,771,904)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 1.3%
(Cost ($2,297,308))                                              $    499,491

CASH COLLATERAL FOR SECURITIES SOLD SHORT -- 98.4%                 37,324,440

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                          98,695
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $ 37,922,626
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- June 30, 2011 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION             LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Collateral for
  Securities
  Sold Short           $      -       $37,324,440     $     -      $37,324,440
Investment Fund         515,571                 -           -          515,571
Common Stocks           (16,080)                -           -          (16,080)
--------------------------------------------------------------------------------
                                                                   $37,823,931


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Fund-- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 99.6%                             SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.8%
Alliance Data Systems Corp.*+                        19,090       $   1,795,796
Autodesk, Inc.*                                      27,400           1,057,640
Avago Technologies Ltd.                              49,590           1,884,420
Cadence Design Systems, Inc.*                       198,800           2,099,328
Check Point Software Technologies Ltd.*              38,500           2,188,725
Citrix Systems, Inc.*                                25,860           2,068,800
Fidelity National Information Services, Inc.         49,030           1,509,634
IAC / InterActiveCorp*+                              60,850           2,322,644
Intuit, Inc.*                                        32,900           1,706,194
MercadoLibre, Inc.                                   20,450           1,622,503
Rovi Corp.*                                          20,970           1,202,839
SanDisk Corp.*                                       21,460             890,590
Teradyne, Inc.*                                      29,720             439,856
VeriFone Systems, Inc.*                              23,870           1,058,635
--------------------------------------------------------------------------------
                                                                     21,847,604
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.0%
Autoliv, Inc.                                        20,420           1,601,949
Chico's FAS, Inc.                                    54,190             825,314
DISH Network Corp. - Class A*                        50,960           1,562,943
Expedia, Inc.                                        27,350             792,877
Lear Corp.                                           46,600           2,492,168
Scripps Networks Interactive, Inc. - Class A         16,850             823,628
Stanley Black & Decker, Inc.                         26,150           1,884,107
Starwood Hotels & Resorts Worldwide, Inc.            19,310           1,082,132
Tim Hortons, Inc.                                    18,750             915,188
Wynn Resorts Ltd.                                    11,480           1,647,839
--------------------------------------------------------------------------------
                                                                     13,628,145
--------------------------------------------------------------------------------

FINANCIALS -- 12.8%
Arch Capital Group Ltd.*                             18,880             602,650
CIT Group, Inc.*                                     14,370             636,016
Digital Realty Trust, Inc. REIT+                     26,890           1,661,264
Discover Financial Services                          68,740           1,838,795
Douglas Emmett, Inc. REIT                            60,370           1,200,759
Essex Property Trust, Inc. REIT                      12,330           1,668,126
IntercontinentalExchange, Inc.*                      11,710           1,460,354
Jones Lang LaSalle, Inc.                             15,610           1,472,023
Marsh & McLennan Cos., Inc.                          52,480           1,636,851
SVB Financial Group*                                 21,140           1,262,270
--------------------------------------------------------------------------------
                                                                     13,439,108
--------------------------------------------------------------------------------

HEALTH CARE -- 11.9%
Alexion Pharmaceuticals, Inc.*                       32,520           1,529,416
AMERIGROUP Corp.*                                    16,110           1,135,272
AmerisourceBergen Corp.                              39,240           1,624,536
DaVita, Inc.*                                        21,360           1,849,989
Dendreon Corp.*+                                     38,590           1,521,989
SXC Health Solutions Corp.*                          25,300           1,490,676
United Therapeutics Corp.*                           13,130             723,463
Valeant Pharmaceuticals International, Inc.+         51,200           2,660,352
--------------------------------------------------------------------------------
                                                                     12,535,693
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.6%
Air Lease Corp.*+                                    44,790           1,087,949
Cooper Industries PLC                                 8,900             531,063
Goodrich Corp.                                       20,310           1,939,605
Joy Global, Inc.                                     17,400           1,657,176
Kansas City Southern*                                34,590           2,052,225
McDermott International, Inc.*                       66,260           1,312,610
United Continental Holdings, Inc.*                   25,940             587,022
W.W. Grainger, Inc.                                  12,680           1,948,282
--------------------------------------------------------------------------------
                                                                     11,115,932
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.2%
Green Mountain Coffee Roasters, Inc.*+               46,030           4,108,638
Herbalife Ltd.                                       42,690           2,460,652
Mead Johnson Nutrition Co. - Class A                 24,110           1,628,630
Whole Foods Market, Inc.                             23,090           1,465,060
--------------------------------------------------------------------------------
                                                                      9,662,980
--------------------------------------------------------------------------------

MATERIALS -- 8.3%
Carpenter Technology Corp.+                          29,305           1,690,312
Cliffs Natural Resources, Inc.                       19,120           1,767,644
Cytec Industries, Inc.                               26,330           1,505,813
Molycorp, Inc.*+                                     20,150           1,230,359
Stillwater Mining Co.*                               30,860             679,229
Walter Energy, Inc.                                  15,690           1,816,902
--------------------------------------------------------------------------------
                                                                      8,690,259
--------------------------------------------------------------------------------

ENERGY -- 6.8%
Concho Resources, Inc.*                              11,580           1,063,623
Ensco PLC ADR                                        27,710           1,476,943
Oil States International, Inc.*                      25,710           2,054,486
QEP Resources, Inc.                                  43,420           1,816,259
Whiting Petroleum Corp.*                             13,700             779,667
--------------------------------------------------------------------------------
                                                                      7,190,978
--------------------------------------------------------------------------------

UTILITIES -- 4.5%
American Water Works Co., Inc.                       44,120           1,299,334
Northeast Utilities                                  53,240           1,872,451
TECO Energy, Inc.                                    84,500           1,596,205
--------------------------------------------------------------------------------
                                                                      4,767,990
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.7%
SBA Communications Corp. - Class A*                  21,170             808,482
Windstream Corp.+                                    78,630           1,019,045
--------------------------------------------------------------------------------
                                                                      1,827,527
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 104,706,216
--------------------------------------------------------------------------------

INVESTMENT FUNDS --15.7%
Invesco Liquid Assets Portfolio**                16,064,864          16,064,864
Touchstone Institutional Money Market Fund^         406,558             406,558
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  16,471,422
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.3%
(Cost $99,856,267)                                                $ 121,177,638

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.3%)                    (16,062,790)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 105,114,848
--------------------------------------------------------------------------------

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $15,782,651.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Fund-- June 30, 2011 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks         $104,706,216      $     -       $     -     $104,706,216
Investment Funds        16,471,422            -             -       16,471,422
--------------------------------------------------------------------------------
                                                                  $121,177,638


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Value Fund -- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.1%                             SHARES             VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 24.0%
Ameriprise Financial, Inc.                          14,055        $     810,693
Boston Properties, Inc. REIT                         2,740              290,879
Comerica, Inc.                                      24,581              849,765
Digital Realty Trust, Inc. REIT+                    12,658              782,011
Endurance Specialty Holdings Ltd.                   18,442              762,208
Federated Investors, Inc. - Class B+                35,104              836,879
Fifth Third Bancorp                                 68,646              875,237
Host Hotels & Resorts, Inc. REIT                    51,220              868,179
Liberty Property Trust REIT+                        26,484              862,849
PartnerRe Ltd.                                      10,756              740,551
People's United Financial, Inc.                     61,512              826,721
ProAssurance Corp.*                                 12,018              841,260
Reinsurance Group of America, Inc.                  14,655              891,903
Synovus Financial Corp.+                           161,978              336,914
TCF Financial Corp.                                 56,219              775,822
Unum Group                                          36,146              921,000
Willis Group Holdings PLC                           22,676              932,210
Zions Bancorporation+                               37,926              910,603
--------------------------------------------------------------------------------
                                                                     14,115,684
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.4%
Avery Dennison Corp.                                21,126              816,097
Cintas Corp.                                        27,898              921,471
Dover Corp.                                         12,881              873,332
Flowserve Corp.                                      7,510              825,274
Fluor Corp.                                         11,650              753,289
Masco Corp.                                         50,086              602,534
Pitney Bowes, Inc.                                  31,772              730,438
Republic Services, Inc.                             28,801              888,511
Spirit Aerosystems Holdings, Inc. - Class A*        27,548              606,056
Towers Watson & Co. - Class A                       12,677              833,006
--------------------------------------------------------------------------------
                                                                      7,850,008
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.4%
American Eagle Outfitters, Inc.                     64,321              820,093
Gap, Inc. (The)                                     40,796              738,408
Harley-Davidson, Inc.                               23,650              968,941
International Game Technology                       36,866              648,104
Interpublic Group of Cos., Inc.                     65,242              815,525
Newell Rubbermaid, Inc.                             59,530              939,383
Urban Outfitters, Inc.*                             22,293              627,548
WMS Industries, Inc.*                               17,445              535,910
--------------------------------------------------------------------------------
                                                                      6,093,912
--------------------------------------------------------------------------------

UTILITIES -- 10.4%
AGL Resources, Inc.                                 27,060            1,101,612
Edison International                                16,456              637,670
Great Plains Energy, Inc.                           48,792            1,011,458
Portland General Electric Co.                       29,331              741,488
SCANA Corp.                                         21,778              857,400
TECO Energy, Inc.                                   43,926              829,762
Xcel Energy, Inc.                                   37,207              904,130
--------------------------------------------------------------------------------
                                                                      6,083,520
--------------------------------------------------------------------------------

MATERIALS -- 9.6%
Alcoa, Inc.                                         35,852              568,613
Allegheny Technologies, Inc.                        15,847            1,005,809
Bemis Co., Inc.                                     23,655              799,066
Huntsman Corp.                                      36,001              678,619
Nucor Corp.                                         21,944              904,531
Owens-Illinois, Inc.*                               34,559              891,968
Packaging Corp of America                           28,815              806,532
--------------------------------------------------------------------------------
                                                                      5,655,138
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.8%
Adobe Systems, Inc.*                                28,529              897,237
Analog Devices, Inc.                                21,905              857,362
Brocade Communications Systems, Inc.*              102,229              660,399
Molex, Inc.+                                        34,197              881,257
Symantec Corp.*                                     40,907              806,686
Synopsys, Inc.*                                     41,311            1,062,106
--------------------------------------------------------------------------------
                                                                      5,165,047
--------------------------------------------------------------------------------

HEALTH CARE -- 8.2%
AmerisourceBergen Corp.                             19,798              819,637
Hologic, Inc.*                                      36,702              740,279
Patterson Cos., Inc.                                21,304              700,689
Quest Diagnostics, Inc.                             15,103              892,587
STERIS Corp.                                        23,986              839,030
Teleflex, Inc.                                      13,156              803,306
--------------------------------------------------------------------------------
                                                                      4,795,528
--------------------------------------------------------------------------------

ENERGY -- 7.7%
EQT Corp.                                           14,395              756,025
Murphy Oil Corp.                                    11,532              757,191
Nabors Industries Ltd.*                             29,468              726,092
Newfield Exploration Co.*                           11,816              803,724
Pioneer Natural Resources Co.                        7,903              707,872
Range Resources Corp.                               14,308              794,094
--------------------------------------------------------------------------------
                                                                      4,544,998
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.6%
Constellation Brands, Inc. - Class A*               34,740              723,287
Kroger Co. (The)                                    33,321              826,361
Molson Coors Brewing Co. - Class B                  21,826              976,495
Sysco Corp.                                         25,362              790,787
--------------------------------------------------------------------------------
                                                                      3,316,930
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $57,620,765
--------------------------------------------------------------------------------

INVESTMENT FUNDS --9.1%
Invesco Liquid Assets Portfolio**                4,250,994            4,250,994
iShares Russell Midcap Value Index Fund              6,096              291,084
Touchstone Institutional Money Market Fund^        810,109              810,109
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  5,352,187
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.2%
(Cost $58,037,630)                                                $ 62,972,952

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.2%)                     (4,216,939)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 58,756,013
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,125,131.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Value Fund -- June 30, 2011 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common Stocks            $57,620,765     $     -       $     -      $57,620,765
Investment Funds           5,352,187           -             -        5,352,187
--------------------------------------------------------------------------------
                                                                    $62,972,952


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Premium Yield Equity Fund -- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.4%                               SHARES           VALUE
--------------------------------------------------------------------------------

ENERGY -- 22.8%
Enerplus Corp.                                       52,623       $   1,662,887
Kinder Morgan Management LLC*                        42,859           2,811,122
Provident Energy Ltd.                                45,650             407,654
Seadrill Ltd.                                        40,195           1,418,080
Southern Union Co.                                    6,200             248,930
Spectra Energy Corp.                                 45,651           1,251,294
Statoil ASA ADR                                      47,172           1,200,527
Williams Cos., Inc. (The)                            27,895             843,824
--------------------------------------------------------------------------------
                                                                      9,844,318
--------------------------------------------------------------------------------

HEALTH CARE -- 18.0%
Abbott Laboratories                                  35,252           1,854,960
Bristol-Myers Squibb Co.                             24,092             697,704
Eli Lilly & Co.                                      20,920             785,128
GlaxoSmithKline PLC ADR                              30,053           1,289,274
Johnson & Johnson                                    19,022           1,265,343
Merck & Co., Inc.                                    31,699           1,118,658
Pfizer, Inc.                                         37,409             770,625
--------------------------------------------------------------------------------
                                                                      7,781,692
--------------------------------------------------------------------------------

UTILITIES -- 16.2%
American Water Works Co., Inc.                       61,245           1,803,665
National Grid PLC ADR                                22,190           1,096,852
NiSource, Inc.                                       74,811           1,514,923
Northeast Utilities                                  23,460             825,088
ONEOK, Inc.                                          24,091           1,782,975
--------------------------------------------------------------------------------
                                                                      7,023,503
--------------------------------------------------------------------------------

FINANCIALS -- 13.0%
Annaly Capital Management, Inc. REIT                 45,823             826,647
Bank of Montreal                                      9,509             604,297
Cincinnati Financial Corp.                           26,629             777,034
Digital Realty Trust, Inc. REIT                      14,583             900,938
HCP, Inc. REIT                                       33,856           1,242,177
Hospitality Properties Trust REIT                    26,872             651,646
Valley National Bancorp                              45,651             621,310
--------------------------------------------------------------------------------
                                                                      5,624,049
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 10.9%
AT&T, Inc.                                           32,969           1,035,556
BCE, Inc.                                            12,046             473,287
Telefonica SA ADR                                    41,843           1,024,735
Vodafone Group PLC ADR                               47,576           1,271,231
Windstream Corp.                                     69,108             895,640
--------------------------------------------------------------------------------
                                                                      4,700,449
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.5%
Intel Corp.                                          57,062           1,264,494
Maxim Integrated Products, Inc.                      31,953             816,719
Microchip Technology, Inc.                           30,431           1,153,639
--------------------------------------------------------------------------------
                                                                      3,234,852
--------------------------------------------------------------------------------

MATERIALS -- 4.1%
International Paper Co.                              29,257             872,444
MeadWestvaco Corp.                                   27,641             920,721
--------------------------------------------------------------------------------
                                                                      1,793,165
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.9%
R.R. Donnelley & Sons Co.                            63,401           1,243,294
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.9%
H.J. Heinz Co.                                       15,344             817,528
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.1%
Cinemark Holdings, Inc.                              22,952             475,336
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  42,538,186
--------------------------------------------------------------------------------

INVESTMENT FUND --  1.1%
Touchstone Institutional Money Market Fund^         481,711       $     481,711
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $36,213,886)                                                $  43,019,897

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           219,305
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  43,239,202
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
LLC -- Limited Liability Company
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks           $42,538,186     $     -       $     -     $42,538,186
Investment Fund             481,711           -             -         481,711
--------------------------------------------------------------------------------
                                                                  $43,019,897


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Sands Capital Select Growth Fund -- June 30, 2011 (Unaudited)

                                                                     MARKET
COMMON STOCKS -- 97.7%                            SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 35.9%
Apple, Inc.*                                      222,000       $   74,518,740
ASML Holding NV                                   620,000           22,915,200
F5 Networks, Inc.*                                383,000           42,225,750
Google, Inc. - Class A*                            95,500           48,359,290
OpenTable, Inc.*+                                 186,000           15,460,320
QUALCOMM, Inc.                                  1,378,000           78,256,620
Salesforce.com, Inc.*                             641,000           95,496,180
Visa, Inc. - Class A                              961,000           80,973,860
--------------------------------------------------------------------------------
                                                                   458,205,960
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.9%
Amazon.com, Inc.*                                 455,000           93,042,950
Las Vegas Sands Corp.*                            709,000           29,926,890
Netflix, Inc.*+                                   160,000           42,030,400
NIKE, Inc. - Class B                              433,000           38,961,340
Priceline.com, Inc.*                               48,000           24,572,640
Starbucks Corp.                                   980,000           38,700,200
--------------------------------------------------------------------------------
                                                                   267,234,420
--------------------------------------------------------------------------------

HEALTH CARE -- 16.8%
Alexion Pharmaceuticals, Inc.*                    682,000           32,074,460
Allergan, Inc.                                    572,000           47,619,000
Illumina, Inc.*+                                  734,000           55,160,100
Intuitive Surgical, Inc.*                         142,000           52,839,620
Varian Medical Systems, Inc.*                     379,000           26,537,580
--------------------------------------------------------------------------------
                                                                   214,230,760
--------------------------------------------------------------------------------

ENERGY -- 12.7%
FMC Technologies, Inc.*                           776,000           34,757,040
National-Oilwell Varco, Inc.                      670,000           52,400,700
Schlumberger Ltd.                                 600,000           51,840,000
Southwestern Energy Co.*                          542,000           23,240,960
--------------------------------------------------------------------------------
                                                                   162,238,700
--------------------------------------------------------------------------------

FINANCIALS -- 5.2%
Charles Schwab Corp. (The)                      2,006,000           32,998,700
IntercontinentalExchange, Inc.*                   268,000           33,422,280
--------------------------------------------------------------------------------
                                                                    66,420,980
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.3%
CH Robinson Worldwide, Inc.                       296,000           23,336,640
W.W. Grainger, Inc.                               206,000           31,651,900
--------------------------------------------------------------------------------
                                                                    54,988,540
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Praxair, Inc.                                     219,000           23,737,410
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $1,247,056,770
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.6%
Invesco Liquid Assets Portfolio**              39,134,479           39,134,479
Touchstone Institutional Money Market Fund^    32,783,936           32,783,936
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   71,918,415
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $980,471,702)                                             $1,318,975,185

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3%)                    (42,073,864)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $1,276,901,321
--------------------------------------------------------------------------------

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $38,224,599.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington
      Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION                LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks          $1,247,056,770    $     -      $     -    $1,247,056,770
Investment Funds           71,918,415          -            -        71,918,415
--------------------------------------------------------------------------------
                                                                 $1,318,975,185


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                                                                              MARKET
     AMOUNT                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 34.4%
$    480,000   American Express Credit Account Master Trust, Ser 2005-4,  Class A,  0.257%, 1/15/15(a)                 $   479,860
     310,000   American Express Credit Account Master Trust, Ser 2010-1,  Class A,  0.437%, 11/16/15(a)                    310,778
     125,000   American Tower Trust, Ser 2007-1A,  Class AFX, 144a, 5.420%, 4/15/37                                        134,524
     215,000   AmeriCredit Automobile Receivables Trust, Ser 2010-3,  Class A3,  1.140%, 4/8/15                            215,255
      32,426   Bank of America Auto Trust, Ser 2008-1A,  Class A3A, 144a, 4.970%, 9/20/12                                   32,600
     235,000   Cabela's Master Credit Card Trust, Ser 2006-3A,  Class A1, 144a, 5.260%, 10/15/14                           237,216
     270,000   Chase Issuance Trust, Ser 2007-A17,  Class A,  5.120%, 10/15/14                                             285,856
     430,000   Chase Issuance Trust, Ser 2008-A11,  Class A11,  5.400%, 7/15/15                                            469,519
     187,982   Chrysler Financial Auto Securitization Trust, Ser 2009-A,  Class A3,  2.820%, 1/15/16                       190,295
     295,000   Citibank Omni Master Trust, Ser 2009-A12,  Class A12, 144a, 3.350%, 8/15/16                                 302,008
     200,000   Citibank Omni Master Trust, Ser 2009-A13,  Class A13, 144a, 5.350%, 8/15/18                                 218,668
     405,000   Citibank Omni Master Trust, Ser 2009-A17,  Class A17, 144a, 4.900%, 11/15/18                                438,252
      83,189   CNH Equipment Trust, Ser 2008-B,  Class A4A,  5.600%, 11/17/14                                               84,785
      19,475   CNH Equipment Trust, Ser 2009-A,  Class A3,  5.280%, 11/15/12                                                19,555
     383,061   CNH Equipment Trust, Ser 2009-B,  Class A4,  5.170%, 10/15/14                                               393,939
     215,000   CNH Equipment Trust, Ser 2010-A,  Class A4,  2.490%, 1/15/16                                                220,378
     218,181   College & University Facility Loan Trust, Ser 2,  Class D,  4.000%, 6/1/18                                  218,181
      89,704   Community Program Loan Trust, Ser 1987-A,  Class A4,  4.500%, 10/1/18                                        90,429
     175,904   FDIC Structured Sale Guaranteed Notes, Ser 2010-C1,  Class A, 144a, 2.980%, 12/6/20                         179,055
     377,696   FDIC Structured Sale Guaranteed Notes, Ser 2010-S3,  Class A, 144a, 2.740%, 12/3/20                         380,340
     395,000   Ford Credit Auto Lease Trust, Ser 2010-A,  Class A3, 144a, 1.620%, 11/15/13                                 395,390
     140,000   Ford Credit Auto Owner Trust, Ser 2009-B,  Class A4,  4.500%, 7/15/14                                       146,903
     277,249   GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/13                                                      318,493
     350,000   GE Capital Credit Card Master Note Trust, Ser 2009-2,  Class A,  3.690%, 7/15/15                            359,956
     405,000   GE Capital Credit Card Master Note Trust, Ser 2010-3,  Class A,  2.210%, 6/15/16                            414,562
     137,541   GE Equipment Midticket LLC, Ser 2009-1,  Class A3,  2.340%, 6/17/13                                         138,581
     240,000   GE Equipment Midticket LLC, Ser 2010-1,  Class A3, 144a, 0.940%, 7/14/14                                    240,314
     240,000   GE Equipment Small Ticket LLC, Ser 2011-1A,  Class A3, 144a, 1.450%, 1/21/18                                241,458
     280,000   Great America Leasing Receivables, Ser 2009-1,  Class A4, 144a, 3.190%, 12/15/13                            287,858
     320,000   Great America Leasing Receivables, Ser 2011-1,  Class A3, 144a, 1.690%, 2/15/14                             322,531
       5,897   Greenwich Capital Commercial Funding Corp., Ser 2004-GG1,  Class A5,  4.883%, 6/10/36                         5,893
     210,000   Greenwich Capital Commercial Funding Corp., Ser 2004-GG1,  Class A7,  5.317%, 6/10/36(a)                    225,631
     300,000   Harley-Davidson Motorcycle Trust, Ser 2009-2,  Class A4,  3.320%, 2/15/17                                   307,246
     275,000   Harley-Davidson Motorcycle Trust, Ser 2010-1,  Class A4,  1.530%, 9/15/15                                   275,881
     400,000   Huntington Auto Trust, Ser 2009-1A,  Class A4, 144a, 5.730%, 1/15/14                                        415,634
     335,722   MMAF Equipment Finance LLC, Ser 2009-AA,  Class A3, 144a, 2.370%, 11/15/13                                  338,415
      29,554   Morgan Stanley Capital I, Ser 2007-HQ11,  Class A1,  5.246%, 2/12/44                                         29,609
     375,817   Nissan Auto Lease Trust, Ser 2009-A,  Class A4,  3.510%, 11/17/14                                           376,278
     440,000   Nissan Auto Lease Trust, Ser 2010-A,  Class A3,  1.390%, 1/15/16                                            441,901
     204,651   PG&E Energy Recovery Funding LLC, Ser 2005-1,  Class A4,  4.370%, 6/25/14                                   209,009
      36,522   PG&E Energy Recovery Funding LLC, Ser 2005-2,  Class A2,  5.030%, 3/25/14                                    37,254
      61,686   RSB Bondco LLC, Ser 2007-A,  Class A1,  5.470%, 10/1/14                                                      63,882
     450,000   Santander Consumer Acquired Receivables Trust, Ser 2011-WO,  Class A3, 144a, 1.400%, 10/15/14               452,265
     420,000   Santander Drive Auto Receivables Trust, Ser 2010-1,  Class A3,  1.840%, 11/17/14                            424,801
     205,000   Santander Drive Auto Receivables Trust, Ser 2010-3,  Class A2,  0.930%, 6/17/13                             205,209
     325,000   Santander Drive Auto Receivables Trust, Ser 2011-1,  Class A3,  1.280%, 1/15/15                             325,444
     199,500   Sonic Capital LLC, Ser 2011-1A,  Class A2, 144a, 5.438%, 5/20/41                                            200,747
     295,715   Tax Liens Securitization Trust, Ser 2010-1A,  Class 1A2, 144a, 2.000%, 4/15/18                              296,366
     138,393   Tax Liens Securitization Trust, Ser 2010-1A,  Class 2A2, 144a, 2.000%, 4/15/18                              139,043
      82,717   Volkswagen Auto Lease Trust, Ser 2009-A,  Class A3,  3.410%, 4/16/12                                         82,966
     305,000   Volkswagen Auto Lease Trust, Ser 2010-A,  Class A3,  0.990%, 11/20/13                                       305,686
     156,688   Volvo Financial Equipment LLC, Ser 2010-1A,  Class A2, 144a, 1.060%, 6/15/12                                156,765
     255,000   Westlake Automobile Receivables Trust, Ser 2011-1A,  Class A3, 144a, 1.490%, 6/16/14                        255,170
     260,000   World Financial Network Credit Card Master Trust, Ser 2009-A,  Class A,  4.600%, 9/15/15                    263,625
     410,000   World Financial Network Credit Card Master Trust, Ser 2009-B,  Class A,  3.790%, 5/15/16                    420,373

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                                                                              MARKET
     AMOUNT                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 34.4% (CONTINUED)
$    370,000   World Financial Network Credit Card Master Trust, Ser 2009-D,  Class A,  4.660%, 5/15/17                $   394,840
     168,715   World Omni Auto Receivables Trust, Ser 2007-B,  Class A4,  5.390%, 5/15/13                                  171,442
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL ASSET-BACKED SECURITIES                                                                           $14,588,914
------------------------------------------------------------------------------------------------------------------------------------

               CORPORATE BONDS -- 23.0%
               FINANCIALS -- 13.4%
     350,000   American Express Bank,  0.340%, 6/12/12(a)                                                                  349,220
     150,000   Bank of New York Mellon Corp.,  5.125%, 11/1/11                                                             152,310
     315,000   Bank of New York Mellon Corp. MTN,  4.950%, 11/1/12                                                         332,828
     215,000   Barclays Bank PLC,  2.500%, 1/23/13                                                                         218,955
     195,000   CME Group, Inc.,  5.750%, 2/15/14                                                                           216,595
     305,000   Credit Suisse/New York NY,  5.000%, 5/15/13                                                                 325,561
     225,000   FIA Card Services NA MTN,  6.625%, 6/15/12                                                                  235,040
     225,000   General Electric Capital Corp. MTN,  0.444%, 7/27/12(a)                                                     225,345
     275,000   Hudson United Bank,  7.000%, 5/15/12                                                                        289,542
     320,000   Jefferies Group, Inc.,  7.750%, 3/15/12                                                                     334,194
     425,000   M&I Marshall & Ilsley Bank,  3.875%, 8/19/11                                                                427,017
     285,000   Manufacturers & Traders Trust Co.,  1.746%, 4/1/13(a)                                                       284,463
      60,000   Merrill Lynch & Co., Inc. MTN,  6.150%, 4/25/13                                                              64,424
     300,000   MetLife of Connecticut Institutional Funding Ltd. MTN,  0.528%, 12/8/11(a)                                  299,431
     205,000   Morgan Stanley,  5.300%, 3/1/13                                                                             216,748
     215,000   National Australia Bank Ltd.,  144a, 1.700%, 12/10/13                                                       214,923
     120,000   New York Life Global Funding,  144a, 5.250%, 10/16/12                                                       126,747
     365,000   Northern Trust Corp.,  5.300%, 8/29/11                                                                      367,639
     450,000   PNC Funding Corp.,  2.300%, 6/22/12                                                                         459,065
     300,000   TD Ameritrade Holding Corp.,  2.950%, 12/1/12                                                               306,842
     218,636   Whc-Irs Trust,  6.980%, 5/15/15                                                                             240,314
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,687,203
------------------------------------------------------------------------------------------------------------------------------------

               INDUSTRIALS -- 3.4%
     235,000   Amphenol Corp.,  4.750%, 11/15/14                                                                           256,044
     225,000   Cooper US, Inc.,  5.250%, 11/15/12                                                                          238,243
     300,000   Equifax, Inc.,  4.450%, 12/1/14                                                                             321,498
     137,948   Federal Express Corp. 1995 Pass Through Trust, Ser B2,  7.110%, 1/2/14                                      147,604
     112,506   Petrodrill Five Ltd., Ser 5,  4.390%, 4/15/16                                                               120,967
     145,842   Petrodrill Four Ltd., Ser 4,  4.240%, 1/15/16                                                               153,045
     200,000   Roper Industries, Inc.,  6.625%, 8/15/13                                                                    221,598
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,458,999
------------------------------------------------------------------------------------------------------------------------------------

               ENERGY -- 1.7%
     250,000   Baker Hughes, Inc.,  6.500%, 11/15/13                                                                       281,100
     170,000   Noble Energy, Inc.,  5.250%, 4/15/14                                                                        185,163
     226,182   Rowan Cos., Inc.,  2.800%, 10/20/13                                                                         232,044
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           698,307
------------------------------------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 1.0%
     171,330   BellSouth Telecommunications, Inc.,  6.300%, 12/15/15                                                       183,441
     240,000   New Cingular Wireless Services, Inc.,  8.125%, 5/1/12                                                       254,458
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           437,899
------------------------------------------------------------------------------------------------------------------------------------

               HEALTH CARE -- 0.8%
     330,000   Express Scripts, Inc.,  5.250%, 6/15/12                                                                     343,324
------------------------------------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES -- 0.8%
     315,239   CVS Pass-Through Trust,  144a, 6.117%, 1/10/13                                                              331,789
------------------------------------------------------------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 0.5%
     200,000   Staples, Inc.,  7.375%, 10/1/12                                                                             214,603
------------------------------------------------------------------------------------------------------------------------------------

               MATERIALS -- 0.5%
     185,000   Dow Chemical Co. (The),  7.600%, 5/15/14                                                                    214,533
------------------------------------------------------------------------------------------------------------------------------------

               UTILITIES -- 0.5%
     190,000   National Rural Utilities Cooperative Finance Corp. MTN,  7.250%, 3/1/12                                     198,351
------------------------------------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 0.4%
     150,000   Analog Devices, Inc.,  5.000%, 7/1/14                                                                       165,215
------------------------------------------------------------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                                                                                   $ 9,750,223
------------------------------------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 14.1%
      66,807   FHLMC, Pool #D94598,  6.500%, 4/1/21                                                                         75,332
       6,974   FHLMC, Pool #E97227,  7.000%, 9/1/14                                                                          7,034
     109,931   FHLMC, Pool #C66916,  7.000%, 5/1/32                                                                        127,700
      85,812   FHLMC, Pool #G30085,  7.500%, 10/1/17                                                                        98,700
     268,175   FHLMC REMICS, Ser 2510, Class TA,  4.000%, 6/15/32                                                          282,465
     293,472   FNMA, Pool #AL0302,  5.000%, 4/1/24                                                                         315,761
       4,788   FNMA, Pool #313429,  7.000%, 3/1/12                                                                           4,849
      18,956   FNMA, Pool #323441,  7.000%, 12/1/13                                                                         19,272
      88,357   FNMA, Pool #546474,  7.000%, 1/1/15                                                                          91,254
       6,199   FNMA, Pool #334593,  7.000%, 5/1/24                                                                           7,198
     103,279   FNMA, Pool #323832,  7.500%, 7/1/29                                                                         120,820
     154,940   FNMA, Pool #665773,  7.500%, 6/1/31                                                                         180,970
           7   FNMA, Pool #N 6222,  9.000%, 4/1/16                                                                               7
     108,529   FNMA REMICS, Ser 2003-66, Class AP,  3.500%, 11/25/32                                                       113,315
     241,556   FNMA REMICS, Ser 2003-19, Class ME,  4.000%, 1/25/33                                                        252,541
     396,085   FNMA REMICS, Ser 2003-42, Class CA,  4.000%, 5/25/33                                                        416,339
     427,087   FNMA REMICS, Ser 2003-119, Class PU,  4.000%, 11/25/33                                                      445,077
     180,000   GNMA, Pool #G2 894160,  2.115%, 6/20/61 (a)                                                                 189,928

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                                                                              MARKET
     AMOUNT                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 14.1% (CONTINUED)
$    153,293   GNMA, Ser 2004-43, Class A,  2.822%, 12/16/19                                                           $   154,130
       9,153   GNMA, Pool #G2 8426,  3.000%, 11/20/18 (a)                                                                    9,482
     183,603   GNMA, Ser 2004-97, Class AB,  3.084%, 4/16/22                                                               185,406
     159,020   GNMA, Ser 2006-39, Class A,  3.772%, 6/16/25                                                                161,322
      63,907   GNMA, Ser 2004-6, Class B,  3.949%, 7/16/33                                                                  65,882
     261,991   GNMA, Ser 2005-76, Class A,  3.963%, 5/16/30                                                                272,341
     182,833   GNMA, Ser 2003-43, Class B,  4.374%, 4/16/33                                                                188,676
     496,163   GNMA, Ser 2002-72, Class AB,  4.500%, 10/20/32                                                              536,186
     142,720   GNMA, Ser 2003-17, Class AB,  4.650%, 7/16/31                                                               150,995
     292,498   GNMA, Ser 2004-78, Class C,  4.658%, 4/16/29                                                                303,355
     287,980   GNMA, Ser 2004-12, Class BA,  4.807%, 8/16/32                                                               300,443
       2,018   GNMA, Pool #G2 2707,  5.500%, 1/20/14                                                                         2,181
       1,730   GNMA, Pool #G2 2802,  5.500%, 7/20/14                                                                         1,870
      29,508   GNMA, Pool #G2 2843,  5.500%, 11/20/14                                                                       31,890
      45,313   GNMA, Pool #578189,  6.000%, 2/15/32                                                                         50,732
       5,743   GNMA, Pool #462486,  6.500%, 1/15/13                                                                          6,316
      28,329   GNMA, Pool #569337,  6.500%, 4/15/22                                                                         32,264
      42,133   GNMA, Pool #780604,  7.000%, 7/15/12                                                                         42,847
      47,640   GNMA, Pool #G2 814,  8.000%, 8/20/17                                                                         53,847
      20,947   GNMA, Pool #780327,  8.000%, 11/15/17                                                                        23,676
      54,299   GNMA, Pool #780322,  8.000%, 11/15/22                                                                        63,586
      46,242   GNMA, Pool #344233,  8.000%, 2/15/23                                                                         54,572
     118,195   GNMA, Pool #345123,  8.000%, 12/15/23                                                                       139,488
     396,139   NCUA Guaranteed Notes, Ser 2010-C1, Class A1,  1.600%, 10/29/20                                             395,338
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS                                                       $ 5,975,387
------------------------------------------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 11.0%
     298,651   Banc of America Commercial Mortgage, Inc., Ser 2002-2,  Class A3,  5.118%, 7/11/43                          303,345
     375,000   Banc of America Commercial Mortgage, Inc., Ser 2005-1,  Class A4,  5.233%, 11/10/42(a)                      393,427
     284,159   Banc of America Commercial Mortgage, Inc., Ser 2005-2,  Class A4,  4.783%, 7/10/43(a)                       290,344
     400,000   Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3,  Class A4,  5.658%, 10/15/48               419,846
     178,514   First Union National Bank Commercial Mortgage, Ser 2001-C4,  Class A2,  6.223%, 12/12/33                    179,262
     279,644   GE Capital Commercial Mortgage Corp., Ser 2001-3,  Class A2,  6.070%, 6/10/38                               281,202
     175,000   GE Capital Commercial Mortgage Corp., Ser 2003-C2,  Class A4,  5.145%, 7/10/37                              185,216
     335,000   GMAC Commercial Mortgage Securities, Inc., Ser 2003-C1,  Class A2,  4.079%, 5/10/36                         347,928
     320,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB6,  Class A2,  5.255%, 7/12/37(a)          339,292
     325,437   JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3,  Class A3,  4.959%, 8/15/42            336,430
     260,955   LB-UBS Commercial Mortgage Trust, Ser 2002-C1,  Class A4,  6.462%, 3/15/31                                  266,493
     175,069   LB-UBS Commercial Mortgage Trust, Ser 2002-C7,  Class A3,  4.659%, 12/15/26                                 177,156
      90,405   LB-UBS Commercial Mortgage Trust, Ser 2003-C5,  Class A3,  4.254%, 7/15/27                                   92,822
     315,000   LB-UBS Commercial Mortgage Trust, Ser 2003-C7,  Class A3,  4.559%, 9/15/27(a)                               317,000
     233,281   Merrill Lynch Mortgage Investors, Inc., Ser 1998-C1,  Class A3,  6.720%, 11/15/26(a)                        255,055
     415,000   Wachovia Bank Commercial Mortgage Trust, Ser 2003-C3,  Class A2,  4.867%, 2/15/35                           431,751
      28,947   Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16,  Class A12,  5.000%, 11/25/36                     28,913
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES                                                             $ 4,645,482
------------------------------------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.4%
     260,000   FNMA,  5.250%, 8/1/12                                                                                       273,514
     247,314   SBA, Pool #506207,  1.000%, 11/25/14 (a)                                                                    247,707
     149,998   SBA, Pool #507442,  3.625%, 5/25/16 (a)                                                                     155,415
     270,794   SBA, Ser P10A,  4.504%, 2/1/14                                                                              283,942
     220,541   SBA, Ser 2008-10B, Class 1,  4.580%, 3/1/18                                                                 234,613
     118,003   SBA, Ser 2005-P10A, Class 1,  4.638%, 2/10/15                                                               125,617
     191,991   SBA, Ser 2003-20E, Class 1,  4.640%, 5/1/23                                                                 203,767
     230,787   SBA, Ser 2004-20B, Class 1,  4.720%, 2/1/24                                                                 245,685
     173,670   SBA, Ser 2002-20J, Class 1,  4.750%, 10/1/22                                                                184,677
     218,585   SBA, Ser 2005-20G, Class 1,  4.750%, 7/1/25                                                                 233,960
     236,169   SBA, Ser 2007-10E, Class 1,  5.250%, 9/1/17                                                                 252,958
     176,321   SBA, Ser 2006-P10A, Class 1,  5.408%, 2/10/16                                                               190,614
     290,860   SBA, Ser 2007-P10B, Class 1,  5.788%, 8/10/17                                                               323,039

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                                                                              MARKET
     AMOUNT                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.4% (CONTINUED)
$    160,400   SBA, Ser 98-L,  5.800%, 12/1/18                                                                         $   174,275
     181,705   SBA, Ser 20C,  6.070%, 3/1/22                                                                               197,592
     208,524   SBA,  6.140%, 1/1/22                                                                                        229,426
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                $ 3,556,801
------------------------------------------------------------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 4.9%

     800,000   U.S. Treasury Note, 2.750%, 10/31/13                                                                        840,000
     400,000   U.S. Treasury Note, 1.875%, 4/30/14                                                                         412,500
     800,000   U.S. Treasury Note, 2.625%, 4/30/16                                                                         835,938
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                                                                         $ 2,088,438
------------------------------------------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 3.3%

               CALIFORNIA -- 0.5%
     180,000   Southern California Public Power Auth. Rev, Ser 2010-B 3.326%, 7/1/14                                       183,418
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT -- 1.0%
     425,000   State of Connecticut UTGO, Ser 2011 A Class A 1.010%, 5/15/18 (a)                                           425,251
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA -- 0.5%
     210,000   District of Columbia UTGO, Ser 2010 Class A 2.585%, 6/1/13                                                  216,457
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA -- 0.1%
      50,387   Louisiana Public Facilities Auth., Ser 2008 Class A 4.500%, 2/1/14                                           50,682
------------------------------------------------------------------------------------------------------------------------------------

               MAINE -- 0.5%
     200,000   Maine State Housing Auth. Rev, Ser 2010 1.728%, 6/15/12                                                     199,958
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN -- 0.7%
     300,000   Michigan Strategic Fund Rev 3.200%, 8/1/27 (a)                                                              306,522
------------------------------------------------------------------------------------------------------------------------------------

               TOTAL MUNICIPAL BONDS                                                                                   $ 1,382,288
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          MARKET
     SHARES                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               INVESTMENT FUND -- 1.4%

     577,734   Touchstone Institutional Money Market Fund^                                                             $   577,734

------------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.5%
               (Cost $41,849,667)                                                                                      $42,565,267

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                                                            (215,419)
------------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                    $42,349,848
------------------------------------------------------------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2011.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
NCUA -- National Credit Union Administration
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
SBA -- Small Business Adminstration
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $6,338,078 or 15.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION               LEVEL 1        LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Asset-Backed
  Securities             $      -      $14,588,914     $     -    $14,588,914
Corporate Bonds                 -        9,750,223           -      9,750,223
U.S. Government
  Mortgage-Backed
  Obligations                   -        5,975,387           -      5,975,387
Commercial
  Mortgage-Backed
  Securities                    -        4,645,482           -      4,645,482
U.S. Government
  Agency
  Obligations                   -        3,556,801           -      3,556,801
U.S. Treasury
  Obligations                   -        2,088,438           -      2,088,438
Municipal Bonds                 -        1,382,288           -      1,382,288
Investment Fund           577,734                -           -        577,734
--------------------------------------------------------------------------------
                                                                  $42,565,267


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Core Fund -- June 30, 2011 (Unaudited)

                                                                     MARKET
COMMON STOCKS -- 99.0%                                SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 21.8%
Alleghany Corp.*                                       11,301     $   3,764,476
Eaton Vance Corp.                                     182,325         5,511,685
First Industrial Realty Trust, Inc. REIT*             352,858         4,040,224
Hatteras Financial Corp. REIT                         165,227         4,664,358
MBIA, Inc.*+                                          612,832         5,325,510
Montpelier Re Holdings Ltd.                           323,706         5,826,708
Tejon Ranch Co.*                                      170,947         5,829,293
UDR, Inc. REIT                                        192,160         4,717,528
White Mountains Insurance Group Ltd.                   11,662         4,899,906
--------------------------------------------------------------------------------
                                                                     44,579,688
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.6%
Alexander & Baldwin, Inc.                             184,494         8,885,231
Corrections Corp. of America*                         285,254         6,175,749
Knoll, Inc.                                           123,070         2,470,015
Old Dominion Freight Line, Inc.*                      221,550         8,263,815
Tredegar Corp.                                        332,874         6,108,238
--------------------------------------------------------------------------------
                                                                     31,903,048
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.1%
Cabela's, Inc.*                                       359,071         9,748,778
Capella Education Co.*+                               101,040         4,228,524
Hasbro, Inc.                                           79,171         3,477,982
Service Corp. International                           673,190         7,862,859
Sturm Ruger & Co., Inc.                               159,406         3,498,962
--------------------------------------------------------------------------------
                                                                     28,817,105
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 13.0%
Constellation Brands, Inc. - Class A*                 222,136         4,624,872
Energizer Holdings, Inc.*                              57,327         4,148,182
Nu Skin Enterprises, Inc.                             201,170         7,553,933
Pricesmart, Inc.                                      200,253        10,258,961
--------------------------------------------------------------------------------
                                                                     26,585,948
--------------------------------------------------------------------------------

MATERIALS -- 11.0%
Albemarle Corp.                                       128,829         8,914,967
Martin Marietta Materials, Inc.+                       44,105         3,527,077
NewMarket Corp.                                        58,658        10,013,507
--------------------------------------------------------------------------------
                                                                     22,455,551
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 10.0%
Advent Software, Inc.*                                189,628         5,341,821
AOL, Inc.*+                                           217,353         4,316,631
Micrel, Inc.                                          382,032         4,041,898
ValueClick, Inc.*                                     409,985         6,805,751
--------------------------------------------------------------------------------
                                                                     20,506,101
--------------------------------------------------------------------------------

ENERGY -- 7.6%
Atwood Oceanics, Inc.*                                218,525         9,643,508
Kinder Morgan Management LLC*                          89,902         5,896,672
--------------------------------------------------------------------------------
                                                                     15,540,180
--------------------------------------------------------------------------------

HEALTH CARE -- 5.9%
Owens & Minor, Inc.                                   149,458         5,154,806
QLT, Inc.*                                            126,244           910,219
Tenet Healthcare Corp.*                               977,240         6,097,978
--------------------------------------------------------------------------------
                                                                     12,163,003
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 202,550,624
--------------------------------------------------------------------------------

INVESTMENT FUNDS --10.2%
Invesco Liquid Assets Portfolio**                  14,165,056        14,165,056
Touchstone Institutional Money Market Fund^         6,675,292         6,675,292
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  20,840,348
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.2%
(Cost $193,016,926)                                               $ 223,390,972

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.2%)                     (18,883,758)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 204,507,214
--------------------------------------------------------------------------------

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $13,897,435.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
LLC -- Limited Liability Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1      LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common Stocks         $202,550,624    $     -       $     -      $202,550,624
Investment Funds        20,840,348          -             -        20,840,348
--------------------------------------------------------------------------------
                                                                 $223,390,972


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Value Fund -- June 30, 2011 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 97.0%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 30.3%
American Assets Trust, Inc. REIT                      36,814     $     826,474
Anworth Mortgage Asset Corp. REIT                     52,790           396,453
Astoria Financial Corp.                               51,039           652,789
Brandywine Realty Trust REIT                          58,910           682,767
Brookline Bancorp, Inc.                               66,930           620,441
Capitol Federal Financial, Inc.+                      74,425           875,238
Chesapeake Lodging Trust REIT                         67,425         1,150,270
Dime Community Bancshares                             16,820           244,563
Duff & Phelps Corp. - Class A                         54,193           695,296
Excel Trust, Inc. REIT                                13,860           152,876
Flagstone Reinsurance Holdings SA                    130,750         1,102,223
Glacier Bancorp, Inc.                                 18,970           255,716
Greenhill & Co., Inc.+                                18,815         1,012,623
Healthcare Realty Trust, Inc. REIT                    41,129           848,491
Hercules Technology Growth Capital, Inc.              57,715           607,162
Iberiabank Corp.                                      14,836           855,147
Medical Properties Trust, Inc. REIT                   45,840           527,160
Oritani Financial Corp.                               30,170           385,874
Selective Insurance Group                             39,980           650,475
Sterling Bancorp/NY - Class N                         50,145           475,876
Symetra Financial Corp.                               53,540           719,042
Trustmark Corp.                                       21,990           514,786
UMB Financial Corp.                                   18,200           762,216
Washington Federal, Inc.                              51,000           837,930
--------------------------------------------------------------------------------
                                                                     15,851,888
--------------------------------------------------------------------------------

INDUSTRIALS -- 21.4%
ABM Industries, Inc.                                  47,825         1,116,236
Apogee Enterprises, Inc.                              50,248           643,677
Brady Corp. - Class A                                 23,510           753,731
Briggs & Stratton Corp.                               42,925           852,490
Curtiss-Wright Corp.                                  16,625           538,151
Forward Air Corp.                                        380            12,840
G&K Services, Inc. - Class A                           8,220           278,329
Granite Construction, Inc.                             9,920           243,338
Harsco Corp.                                          19,730           643,198
Kaydon Corp.                                          33,110         1,235,665
Knight Transportation, Inc.                           83,820         1,424,102
McGrath Rentcorp                                      25,339           711,519
Otter Tail Corp.                                      26,380           556,618
Resources Connection, Inc.                            97,365         1,172,275
Skywest, Inc.                                         37,503           564,795
Universal Forest Products, Inc.                       19,500           467,220
--------------------------------------------------------------------------------
                                                                     11,214,184
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.8%
Bebe Stores, Inc.                                     92,200           563,342
Fred's, Inc. - Class A                                46,319           668,383
Hillenbrand, Inc.                                     39,120           925,188
Jones Group, Inc. (The)                              109,122         1,183,974
MDC Holdings, Inc.                                    33,320           821,005
Meredith Corp.+                                       31,665           985,731
RadioShack Corp.                                      57,387           763,821
Regis Corp.                                            6,830           104,636
Stewart Enterprises, Inc. - Class A                   50,110           365,803
Wendy's/Arby's Group, Inc. - Class A                 160,100           811,707
--------------------------------------------------------------------------------
                                                                     7,193,590
--------------------------------------------------------------------------------

MATERIALS -- 8.6%
A Schulman, Inc.                                      43,035         1,084,052
Arch Chemicals, Inc.                                  23,735           817,433
Commercial Metals Co.                                 57,360           823,116
HB Fuller Co.                                         43,305         1,057,508
Schweitzer-Mauduit International, Inc.                12,460           699,629
--------------------------------------------------------------------------------
                                                                     4,481,738
--------------------------------------------------------------------------------

UTILITIES -- 7.2%
Allete, Inc.                                          22,705           931,813
Black Hills Corp.                                     23,504           707,236
California Water Service Group                        38,530           720,896
Northwest Natural Gas Co.                             16,010           722,531
Portland General Electric Co.                          3,819            96,544
UIL Holdings Corp.                                    18,370           594,270
--------------------------------------------------------------------------------
                                                                     3,773,290
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 6.1%
Cohu, Inc.                                            47,771           626,278
Intersil Corp. - Class A                              80,160         1,030,056
Methode Electronics, Inc.                             49,620           576,088
Micrel, Inc.                                          90,035           952,570
--------------------------------------------------------------------------------
                                                                     3,184,992
--------------------------------------------------------------------------------

ENERGY -- 3.9%
Bristow Group, Inc.                                    4,635           236,478
Penn Virginia Corp.+                                  87,330         1,153,629
Tsakos Energy Navigation Ltd.                         67,490           674,900
--------------------------------------------------------------------------------
                                                                     2,065,007
--------------------------------------------------------------------------------

HEALTH CARE -- 3.1%
Owens & Minor, Inc.                                   20,980           723,600
STERIS Corp.                                          25,150           879,747
--------------------------------------------------------------------------------
                                                                     1,603,347
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.8%
Sanderson Farms, Inc.+                                17,339           828,457
Snyders-Lance, Inc.                                    4,720           102,094
--------------------------------------------------------------------------------
                                                                       930,551
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.8%
NTELOS Holdings Corp.                                 20,526           419,141
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  50,717,728
--------------------------------------------------------------------------------

INVESTMENT FUNDS --9.2%
Invesco Liquid Assets Portfolio**                  3,925,736         3,925,736
Touchstone Institutional Money Market Fund^          871,606           871,606
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   4,797,342
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.2%
(Cost $55,745,845)                                               $  55,515,070

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.2%)                     (3,265,037)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  52,250,033
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $3,862,484.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Value Fund -- June 30, 2011 (Unaudited)


PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks           $50,717,728     $     -       $     -     $50,717,728
Investment Funds          4,797,342           -             -       4,797,342
--------------------------------------------------------------------------------
                                                                  $55,515,070


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Total Return Bond Fund -- June 30, 2011 (Unaudited)

   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 26.2%
$    36,446   FHLMC, Pool #G03871,  5.500%, 2/1/38                 $     39,614
    163,019   FHLMC, Pool #G02558,  6.000%, 1/1/37                      179,713
     46,523   FHLMC, Pool #G04346,  6.000%, 5/1/38                       51,396
    151,958   FHLMC Gold, Pool #G01665,  5.500%, 3/1/34                 165,402
     71,479   FHLMC Gold, Pool #G05888,  5.500%, 10/1/39                 77,558
    150,460   FHLMC Gold, Pool #G04123,  6.000%, 3/1/38                 165,610
    310,857   FNMA, Pool #AE8886,  3.500%, 12/1/25                      316,995
     68,276   FNMA, Pool #AE8068,  4.000%, 12/1/40                       68,521
    100,161   FNMA, Pool #AE8073,  4.000%, 12/1/40                      100,459
     93,279   FNMA, Pool #AH6574,  4.000%, 3/1/41                        93,615
    241,269   FNMA, Pool #465711,  4.680%, 8/1/28                       242,255
     47,581   FNMA, Pool #AE9108,  5.000%, 12/1/40                       50,652
    133,398   FNMA, Pool #889684,  5.500%, 8/1/37                       145,054
    186,690   FNMA, Pool #929317,  5.500%, 3/1/38                       202,769
    232,156   FNMA, Pool #995018,  5.500%, 6/1/38                       251,752
     60,488   FNMA, Pool #831811,  6.000%, 9/1/36                        66,830
    137,158   FNMA, Pool #888222,  6.000%, 2/1/37                       151,162
    160,585   FNMA, Pool #911586,  6.000%, 4/1/37                       176,980
    290,421   FNMA, Pool #889507,  6.000%, 5/1/38                       319,255
     10,486   FNMA, Pool #995196,  6.000%, 7/1/38                        11,556
     65,795   FNMA, Pool #190391,  6.000%, 9/1/38                        72,328
     77,432   FNMA, Pool #995226,  6.000%, 11/1/38                       85,193
    126,589   GNMA, Pool #712690,  5.000%, 4/15/39                      137,613
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS    $  3,172,282
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.8%
    125,000   FHLMC,  3.750%, 3/27/19                                   132,266
    232,859   SBA, Ser 2009-20D, Class 1,  4.310%, 4/1/29               245,834
    249,567   SBA, Ser 2009-20E, Class 1,  4.430%, 5/1/29               265,530
    236,649   SBA, Ser 2005-10E, Class 1,  4.540%, 9/1/15               247,181
    170,787   SBA, Ser 2009-20C, Class 1,  4.660%, 3/1/29               182,666
    179,855   SBA, Ser 2003-20D, Class 1,  4.760%, 4/1/23               192,273
    285,789   SBA, Ser 2008-20A, Class 1,  5.170%, 1/1/28               311,151
    214,731   SBA, Ser 2007-20L, Class 1,  5.290%, 12/1/27              233,258
    209,399   SBA, Ser 2002-20H, Class 1,  5.310%, 8/1/22               226,750
    219,118   SBA, Ser 2007-20E, Class 1,  5.310%, 5/1/27               239,029
    162,854   SBA, Ser 2007-20A, Class 1,  5.320%, 1/1/27               176,030
    217,011   SBA, Ser 2006-20B, Class 1,  5.350%, 2/1/26               235,449
    159,500   SBA, Ser 2006-20H, Class 1,  5.700%, 8/1/26               174,192
    150,000   Tennessee Valley Auth.,  4.650%, 6/15/35                  145,691
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             $  3,007,300
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 17.1%
              FINANCIALS -- 8.3%
    175,000   Ally Financial, Inc.,  6.875%, 8/28/12                    181,854
    150,000   Ford Motor Credit Co. LLC,  5.625%, 9/15/15               155,278
    135,000   National Rural Utilities Cooperative Finance Corp.,
                10.375%, 11/1/18                                        186,965
    125,000   Provident Cos., Inc.,  7.000%, 7/15/18                    140,931
    200,000   USB Capital IX,  3.500%, 12/31/49(a)                      165,308
    200,000   Wachovia Capital Trust III,  5.570%, 12/31/49(a)          183,000
--------------------------------------------------------------------------------
                                                                      1,013,336
--------------------------------------------------------------------------------

              UTILITIES -- 4.7%
    200,000   Commonwealth Edison Co.,  5.900%, 3/15/36                 209,633
    140,000   Nevada Power Co.,  6.500%, 8/1/18                         163,728
    200,000   NextEra Energy Capital Holdings, Inc.,
                6.350%, 10/1/66(a)                                      198,500
--------------------------------------------------------------------------------
                                                                        571,861
--------------------------------------------------------------------------------

              CONSUMER STAPLES -- 2.8%
    200,000   American Airlines 2011-1 Class B Pass Through Trust,
                Ser B,  144a, 7.000%, 1/31/18                           189,000
    126,659   CVS Pass-Through Trust,  144a, 7.507%, 1/10/32            150,073
--------------------------------------------------------------------------------
                                                                        339,073
--------------------------------------------------------------------------------

              INDUSTRIALS -- 1.0%
    113,000   Vessel Management Services, Inc.,  5.125%, 4/16/35        118,619
--------------------------------------------------------------------------------

              ENERGY -- 0.3%
     33,000   Chesapeake Energy Corp.,  6.625%, 8/15/20                  34,732
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                $  2,077,621
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 11.2%
    165,000   U.S. Treasury Bond, 4.750%, 2/15/41                       175,390
    700,000   U.S. Treasury Note, 0.750%, 3/31/13                       704,102
     96,000   U.S. Treasury Note, 3.625%, 2/15/21                       100,103
    225,000   U.S. Treasury STRIPS, 4.217%, 8/15/25 (b)                 124,237
    300,000   U.S. Treasury STRIPS, 4.519%, 8/15/30 (b)                 125,917
    380,000   U.S. Treasury STRIPS, 4.657%, 8/15/35 (b)                 122,572
--------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS                      $  1,352,321
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Total Return Bond Fund -- June 30, 2011 (Unaudited)


   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.3%
$   141,000   FHLMC Multifamily Structured Pass Through
                Certificates, Ser K009, Class A2,
                3.808%, 8/25/20                                    $    141,619
    234,000   FHLMC Multifamily Structured Pass Through
                Certificates, Ser K012, Class A2,
                4.186%, 12/25/20(a)                                     241,964
    135,000   FHLMC Multifamily Structured Pass Through
                Certificates, Ser K701, Class A2,
                3.882%, 11/25/17(a)                                     141,140
    222,721   GNMA Ser 2009-4,  Class A,  3.813%, 11/16/37              234,065
--------------------------------------------------------------------------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS            $    758,788
--------------------------------------------------------------------------------

              COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.4%
    146,000   Citigroup Commercial Mortgage Trust, Ser 2007-C6,
                Class A4,  5.886%, 12/10/49(a)                          159,404
    200,000   Citigroup/Deutsche Bank Commercial Mortgage Trust,
                Ser 2006-CD3,  Class AJ,  5.688%, 10/15/48              166,415
    200,000   JP Morgan Chase Commercial Mortgage Securities Corp.,
                Ser 2005-LDP4,  Class AM,  4.999%, 10/15/42(a)          205,191
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES          $    531,010
--------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 2.6%
    134,202   Burlington Northern and Santa Fe Railway Co.
                2004-1 Pass Through Trust,
                4.575%, 1/15/21                                         144,013
    157,951   Federal Express Corp. 1998 Pass Through Trust,
                Ser 981B,  6.845%, 1/15/19                              175,326
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                        $    319,339
--------------------------------------------------------------------------------

              SOVEREIGN GOVERNMENT OBLIGATION -- 1.4%
    150,000   Israel Government AID Bond,  5.500%, 9/18/33         $    167,548
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
              INVESTMENT FUND -- 5.2%
    626,582   Touchstone Institutional Money Market Fund^          $    626,582
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.2%
              (Cost $11,917,401)                                   $ 12,012,791

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%              97,313
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 12,110,104
--------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2011.
(b) Zero Coupon security -- The rate reported was the effective yield as of June 30, 2011.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
SBA -- Small Business Adminstration
STRIPS -- Separately Traded Registered Interest and Principal
          of Securities
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $339,073 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION               LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
U.S. Governmen
   Mortgage-Bat
   Obligationscked       $      -     $3,172,282      $     -     $ 3,172,282
U.S. Government
   Agency
   Obligations                  -      3,007,300            -       3,007,300
Corporate Bonds                 -      2,077,621            -       2,077,621
U.S. Treasury
   Obligations                  -      1,352,321            -       1,352,321
Collateralized
   Mortgage
   Obligations                  -        758,788            -         758,788
Investment Fund           626,582              -            -         626,582
Commercial
   Mortgage-Backed
   Securities                   -        531,010            -         531,010
Asset-Backed
   Securities                   -        319,339            -         319,339
Sovereign
   Government
   Obligation                   -        167,548            -         167,548
--------------------------------------------------------------------------------
                                                                  $12,012,791


See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

  PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 26.3%
$  1,262,937    American Home Mortgage Investment Trust, Ser 2005-2,  Class 5A3,  5.077%, 9/25/35                      $  1,275,089
   1,615,000    Banc of America Commercial Mortgage, Inc., Ser 2001-PB1,  Class E,  6.228%, 5/11/35                       1,613,635
     538,727    Banc of America Commercial Mortgage, Inc., Ser 2005-3,  Class ASB,  4.589%, 7/10/43                         558,476
     736,893    Banc of America Commercial Mortgage, Inc., Ser 2005-4,  Class A2,  4.764%, 7/10/45                          736,635
   1,261,172    Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4,  Class A2,  5.286%, 6/11/41(a)                1,317,448
     885,556    Bear Stearns Commercial Mortgage Securities, Ser 2004-T16,  Class A4,  4.320%, 2/13/46                      886,488
     159,037    Cendant Mortgage Corp., Ser 2002-11P,  Class A1, 144a, 5.491%, 2/25/25(a)                                   158,807
     586,167    Cendant Mortgage Corp., Ser 2003-7P,  Class A2, 144a, 4.859%, 6/25/17(a)                                    588,604
     633,944    Cendant Mortgage Corp., Ser 2003-8,  Class 2A3,  4.877%, 10/25/33(a)                                        635,343
     544,925    Cendant Mortgage Corp., Ser 2004-2,  Class A1,  4.081%, 5/25/34(a)                                          544,496
     676,821    Chase Mortgage Finance Corp., Ser 2004-S2,  Class 2A2,  5.500%, 11/25/14                                    676,536
     550,523    Citicorp Mortgage Securities, Inc., Ser 2003-10,  Class A2,  4.500%, 11/25/18                               554,210
     841,376    Citicorp Mortgage Securities, Inc., Ser 2003-11,  Class 1A4,  5.250%, 12/25/33                              841,308
     905,010    Citicorp Mortgage Securities, Inc., Ser 2005-1,  Class 1A10,  5.750%, 2/25/35                               910,421
   2,096,849    Citigroup Commercial Mortgage Trust, Ser 2006-FL2,  Class E, 144a, 0.430%, 8/15/21(a)                     2,090,105
   1,397,979    Commercial Mortgage Asset Trust, Ser 1999-C1,  Class A3,  6.640%, 1/17/32                                 1,398,322
   2,863,704    Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A,  Class A3,  4.221%, 3/10/39                 2,869,166
     959,808    Commercial Mortgage Pass Through Certificates, Ser 2007-FL14,  Class A1, 144a, 0.277%, 6/15/22(a)           919,545
     401,039    Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34,  Class A5,  4.500%, 9/25/33                 403,362
     266,723    Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4,  Class 1A2,  4.750%, 6/25/33                267,753
      27,722    Credit Suisse First Boston Mortgage Securities Corp., Ser 1997-C2,  Class D,  7.270%, 1/17/35                27,747
   1,290,794    Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2,  Class D,  7.130%, 11/15/30            1,330,397
   1,000,000    Credit Suisse First Boston Mortgage Securities Corp., Ser 2001-CK6,  Class B,  6.582%, 8/15/36            1,009,783
   2,500,000    Credit Suisse First Boston Mortgage Securities Corp., Ser 2002-CP5,  Class A2,  4.940%, 12/15/35          2,594,484
     262,567    Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-27,  Class 5A1,  5.250%, 11/25/33            263,208
   1,378,579    Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-4,  Class 3A9,  5.250%, 8/25/34            1,394,121
     476,323    Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3,  Class A3,  4.302%, 7/15/36              476,152
   2,774,488    Credit Suisse Mortgage Capital Certificates, Ser 2006-C3,  Class A2,  6.014%, 6/15/38(a)                  2,774,227
   3,400,000    Credit Suisse Mortgage Capital Certificates, Ser 2007-C5,  Class A2,  5.589%, 9/15/40                     3,493,230
   1,000,000    GE Capital Commercial Mortgage Corp., Ser 2001-3,  Class B,  6.260%, 6/10/38                              1,012,437
     104,634    GE Capital Commercial Mortgage Corp., Ser 2003-C1,  Class A3,  4.371%, 1/10/38                              104,594
     153,386    GMAC Commercial Mortgage Securities, Inc., Ser 2001-C2,  Class A2,  6.700%, 4/15/34                         153,198
     879,996    GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2,  Class A2,  4.760%, 8/10/38                         879,872
   2,519,726    GMAC Mortgage Corp. Loan Trust, Ser 2004-JR1,  Class A8,  5.250%, 12/25/14                                2,561,367
     517,962    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-CIB5,  Class A1,  4.372%, 10/12/37           522,512
   1,085,608    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A,  Class A3,  5.169%, 8/12/40(a)       1,117,629
     421,462    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C3,  Class A2,  4.223%, 1/15/42              421,162
   1,620,000    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-CBX,  Class A4,  4.529%, 1/12/37           1,626,558
   1,050,689    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2,  Class A1,  4.475%, 7/15/41           1,066,939
     918,678    JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP9,  Class A1S,  5.284%, 5/15/47           921,295
     183,776    JP Morgan Commercial Mortgage Finance Corp., Ser 2000-C9,  Class G, 144a, 6.250%, 10/15/32                  183,479
     602,951    LB Commercial Conduit Mortgage Trust, Ser 1998-C1,  Class D,  6.980%, 2/18/30                               619,921
     172,210    LB Commercial Conduit Mortgage Trust, Ser 1998-C4,  Class F, 144a, 6.000%, 10/15/35                         172,156
     469,474    LB-UBS Commercial Mortgage Trust, Ser 2002-C2,  Class A3,  5.386%, 6/15/26                                  472,002
     910,647    LB-UBS Commercial Mortgage Trust, Ser 2003-C7,  Class A2,  4.064%, 9/15/27(a)                               911,098
   1,464,791    LB-UBS Commercial Mortgage Trust, Ser 2003-C8,  Class A3,  4.830%, 11/15/27                               1,491,627
   1,500,000    LB-UBS Commercial Mortgage Trust, Ser 2004-C7,  Class A4,  4.395%, 10/15/29                               1,508,597
   1,129,474    LB-UBS Commercial Mortgage Trust, Ser 2005-C2,  Class A2,  4.821%, 4/15/30                                1,130,322
   2,242,763    LB-UBS Commercial Mortgage Trust, Ser 2005-C7,  Class A2,  5.103%, 11/15/30                               2,241,872
     513,096    LB-UBS Commercial Mortgage Trust, Ser 2006-C4,  Class A2,  5.868%, 6/15/32(a)                               513,321
     419,805    Merrill Lynch / Countrywide Commercial Mortgage Trust, Ser 2006-2,  Class A2,  5.878%, 6/12/46(a)           419,521
     349,623    Merrill Lynch Mortgage Trust, Ser 2003-KEY1,  Class A3,  4.893%, 11/12/35                                   359,972

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

  PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 26.3% (CONTINUED)
$    941,162    Merrill Lynch Mortgage Trust, Ser 2004-BPC1,  Class A2,  4.071%, 10/12/41                              $    942,893
   2,103,628    PHH Mortgage Capital LLC, Ser 2006-2,  Class A2,  6.061%, 7/18/36(a)                                      2,113,895
     781,573    PHH Mortgage Capital LLC, Ser 2006-3,  Class A4,  5.771%, 10/18/36(a)                                       781,133
     902,137    Popular ABS Mortgage Pass-Through Trust, Ser 2006-E,  Class A1,  0.276%, 1/25/37(a)                         895,211
   1,795,690    Residential Asset Mortgage Products, Inc., Ser 2003-RZ3,  Class A6,  3.400%, 3/25/33                      1,789,312
     849,205    Residential Funding Mortgage Securities I, Ser 2004-S9,  Class 1A6,  5.500%, 12/25/34                       856,212
     210,419    Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9,  Class A3,  4.608%, 12/15/35                          214,925
   2,300,000    Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11,  Class A4,  5.030%, 1/15/41                        2,380,015
   2,991,779    Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17,  Class APB,  5.037%, 3/15/42                       3,122,851
   2,493,573    Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27,  Class A2,  5.624%, 7/15/45                        2,496,857
     753,502    Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11,  Class 1A11,  4.750%, 10/25/18                   753,551
     905,755    Wells Fargo Mortgage Backed Securities Trust, Ser 2003-17,  Class 1A10,  5.250%, 1/25/14                    910,690
   2,627,617    Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M,  Class A1,  4.688%, 12/25/33(a)                 2,667,223
     305,575    Wells Fargo Mortgage Backed Securities Trust, Ser 2005-3,  Class A11,  5.500%, 5/25/35                      304,850
     115,790    Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16,  Class A12,  5.000%, 11/25/36                    115,654
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES                                                            $ 73,365,821
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.6%
     486,978    FHLMC, Pool #848088,  2.496%, 4/1/35 (a)                                                                    510,886
   2,182,229    FHLMC, Pool #781515,  2.500%, 4/1/34 (a)                                                                  2,288,645
     757,579    FHLMC, Pool #1L1288,  2.500%, 5/1/36 (a)                                                                    786,710
     311,232    FHLMC, Pool #1H2524,  2.538%, 8/1/35 (a)                                                                    327,466
     617,938    FHLMC, Pool #847795,  2.568%, 4/1/35 (a)                                                                    646,041
     771,651    FHLMC, Pool #1Q0080,  2.773%, 1/1/36 (a)                                                                    811,463
   1,973,628    FHLMC, Pool #1Q0187,  2.896%, 12/1/36 (a)                                                                 2,080,786
   1,321,623    FHLMC, Pool #1B7189,  3.380%, 3/1/36 (a)                                                                  1,391,319
   1,857,229    FHLMC, Pool #J10895,  4.000%, 10/1/19                                                                     1,964,996
     706,537    FHLMC, Pool #1Q0669,  4.897%, 11/1/37 (a)                                                                   743,287
     951,226    FHLMC, Pool #1L0087,  5.049%, 6/1/35 (a)                                                                  1,009,280
     807,784    FHLMC, Pool #1K1238,  5.206%, 7/1/36 (a)                                                                    838,995
     604,908    FHLMC, Pool #1G1471,  5.432%, 1/1/37 (a)                                                                    641,597
   1,536,378    FHLMC, Pool #1Q0119,  5.462%, 9/1/36 (a)                                                                  1,614,068
   1,081,604    FHLMC, Pool #1J1813,  5.729%, 8/1/37 (a)                                                                  1,155,573
         253    FHLMC, Pool #E64944,  7.000%, 7/1/11                                                                            256
     105,970    FHLMC, Pool #G11072,  7.500%, 12/1/15                                                                       116,093
   1,849,198    FHLMC REMICS, Ser 2770, Class FH,  0.587%, 3/15/34 (a)                                                    1,854,374
   1,405,160    FHLMC REMICS, Ser 2571, Class FN,  0.837%, 8/15/32 (a)                                                    1,409,801
     539,083    FHLMC REMICS, Ser 2628, Class BG,  3.500%, 7/15/16                                                          542,941
     106,174    FHLMC REMICS, Ser 2611, Class KC,  3.500%, 1/15/17                                                          106,266
     612,760    FHLMC REMICS, Ser 2590, Class UL,  3.750%, 3/15/32                                                          643,003
      97,047    FHLMC REMICS, Ser 2682, Class HG,  4.000%, 4/15/17                                                           98,159
     658,384    FHLMC REMICS, Ser 2594, Class YA,  4.000%, 4/15/23                                                          692,054
     493,764    FHLMC REMICS, Ser 2586, Class WA,  4.000%, 12/15/32                                                         512,318
     277,467    FHLMC REMICS, Ser 2833, Class NA,  4.500%, 5/15/17                                                          279,484
     254,280    FHLMC REMICS, Ser 2575, Class LM,  4.500%, 5/15/32                                                          262,520
     123,833    FHLMC REMICS, Ser 2904, Class CM,  5.000%, 1/15/18                                                          124,897
     624,988    FHLMC REMICS, Ser 2904, Class CA,  5.000%, 4/15/19                                                          655,589
     254,106    FHLMC REMICS, Ser 3215, Class EP,  5.375%, 9/15/11                                                          255,176
     167,875    FHLMC REMICS, Ser 3197, Class AB,  5.500%, 8/15/13                                                          170,163
     723,835    FHLMC REMICS, Ser 3104, Class BA,  5.500%, 6/15/24                                                          762,961
      44,823    FHLMC REMICS, Ser 3178, Class PA,  5.500%, 10/15/27                                                          44,811
     642,923    FHLMC REMICS, Ser 3242, Class NC,  5.750%, 12/15/28                                                         649,532
     911,240    FNMA, Pool #810896,  2.020%, 1/1/35 (a)                                                                     958,281
   3,965,226    FNMA, Pool #813844,  2.037%, 1/1/35 (a)                                                                   4,169,395
   1,829,149    FNMA, Pool #827787,  2.043%, 5/1/35 (a)                                                                   1,920,289
     329,358    FNMA, Pool #784365,  2.050%, 5/1/34 (a)                                                                     344,853
     469,180    FNMA, Pool #806765,  2.058%, 11/1/34 (a)                                                                    491,810
     870,734    FNMA, Pool #813714,  2.203%, 1/1/35 (a)                                                                     905,357
     205,869    FNMA, Pool #809897,  2.374%, 3/1/35 (a)                                                                     216,162
     199,039    FNMA, Pool #681842,  2.375%, 2/1/33 (a)                                                                     208,420
     628,531    FNMA, Pool #681898,  2.375%, 4/1/33 (a)                                                                     657,849
     494,854    FNMA, Pool #813170,  2.450%, 1/1/35 (a)                                                                     520,471
     655,734    FNMA, Pool #725245,  2.460%, 2/1/34 (a)                                                                     688,571
     267,997    FNMA, Pool #804001,  2.466%, 10/1/34 (a)                                                                    280,173
     377,587    FNMA, Pool #735539,  2.499%, 4/1/35 (a)                                                                     396,273
     271,936    FNMA, Pool #743207,  2.570%, 10/1/33 (a)                                                                    285,480
     359,979    FNMA, Pool #1B2629,  2.615%, 11/1/34 (a)                                                                    377,230
   1,884,145    FNMA, Pool #922674,  2.699%, 4/1/36 (a)                                                                   1,993,838
     306,716    FNMA, Pool #828480,  2.707%, 6/1/35 (a)                                                                     322,647
   2,567,984    FNMA, Pool #825395,  2.716%, 7/1/35 (a)                                                                   2,689,811
     717,995    FNMA, Pool #679742,  3.071%, 1/1/40 (a)                                                                     752,121
     201,636    FNMA, Pool #888548,  3.554%, 5/1/35 (a)                                                                     211,374
   3,491,159    FNMA, Pool #AE0727,  4.000%, 10/1/20                                                                      3,709,172
     748,437    FNMA, Pool #745790,  4.613%, 8/1/36 (a)                                                                     789,882
   1,379,266    FNMA, Pool #839239,  4.947%, 9/1/35 (a)                                                                   1,462,344
     444,659    FNMA, Pool #888179,  5.184%, 2/1/37 (a)                                                                     470,462
     915,322    FNMA, Pool #995284,  5.500%, 3/1/20                                                                         993,498
     364,553    FNMA, Pool #745467,  5.613%, 4/1/36 (a)                                                                     390,030
     434,038    FNMA, Pool #950385,  5.778%, 8/1/37 (a)                                                                     465,619
   1,529,924    FNMA, Pool #735439,  6.000%, 9/1/19                                                                       1,672,782
      44,515    FNMA, Pool #519992,  7.000%, 10/1/14                                                                         47,661
      44,328    FNMA, Pool #535219,  7.500%, 3/1/15                                                                          48,420

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

  PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.6% (CONTINUED)
$     25,172    FNMA, Pool #534851,  7.500%, 4/1/15                                                                    $     27,496
     198,359    FNMA, Pool #555646,  7.500%, 9/1/16                                                                         212,146
          92    FNMA, Pool #535635,  8.500%, 6/1/12                                                                              95
   2,440,914    FNMA REMICS, Ser 2003-81, Class FE,  0.686%, 9/25/33 (a)                                                  2,451,201
   1,433,547    FNMA REMICS, Ser 2004-96, Class LF,  1.186%, 12/25/34 (a)                                                 1,441,055
      64,841    FNMA REMICS, Ser 2003-34, Class AD,  4.000%, 1/25/32                                                         65,388
     276,593    FNMA REMICS, Ser 2003-19, Class ME,  4.000%, 1/25/33                                                        289,172
     486,964    FNMA REMICS, Ser 2003-33, Class AU,  4.000%, 3/25/33                                                        510,367
     809,753    FNMA REMICS, Ser 2003-119, Class PU,  4.000%, 11/25/33                                                      843,862
     377,909    FNMA REMICS, Ser 2003-33, Class AM,  4.250%, 5/25/33                                                        399,906
     139,828    FNMA REMICS, Ser 2003-81, Class NY,  4.500%, 9/25/16                                                        141,459
     101,116    FNMA REMICS, Ser 2003-25, Class CE,  4.500%, 3/25/17                                                        101,587
   1,769,333    FNMA REMICS, Ser 2008-35, Class IO,  4.500%, 4/25/23 (b)                                                    164,682
     601,065    FNMA REMICS, Ser 2008-95, Class AD,  4.500%, 12/25/23                                                       638,813
     310,736    FNMA REMICS, Ser 2003-129, Class PW,  4.500%, 7/25/33                                                       317,641
       3,283    FNMA REMICS, Ser 2006-2, Class GH,  5.500%, 6/25/32                                                           3,282
     354,407    FNMA REMICS, Ser 2007-9, Class YA,  5.500%, 3/25/37                                                         362,094
     764,994    GNMA, Pool #G2 80889,  2.000%, 4/20/34 (a)                                                                  788,620
   1,195,069    GNMA, Pool #G2 80826,  2.500%, 2/20/34 (a)                                                                1,237,954
   1,057,265    GNMA, Pool #G2 81016,  2.625%, 8/20/34 (a)                                                                1,096,217
       3,193    GNMA, Pool #G2 8462,  3.000%, 2/20/19 (a)                                                                     3,315
      47,826    GNMA, Pool #G2 8366,  3.375%, 6/20/18 (a)                                                                    49,863
       1,646    GNMA, Pool #G2 8404,  3.500%, 9/20/18 (a)                                                                     1,714
      14,256    GNMA, Pool #G2 8103,  4.000%, 2/20/16 (a)                                                                    14,865
      25,659    GNMA, Pool #G2 8287,  4.000%, 11/20/17 (a)                                                                   26,674
      29,721    GNMA, Pool #G2 8297,  4.000%, 12/20/17 (a)                                                                   30,896
      51,551    GNMA, Pool #G2 8333,  4.000%, 3/20/18 (a)                                                                    53,754
      33,004    GNMA, Pool #G2 8345,  4.000%, 4/20/18 (a)                                                                    34,541
      19,105    GNMA, Pool #G2 8405,  4.000%, 9/20/18 (a)                                                                    19,930
      18,785    GNMA, Pool #G2 8489,  4.000%, 4/20/19 (a)                                                                    19,660
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS                                                      $ 65,780,034
------------------------------------------------------------------------------------------------------------------------------------

                ASSET-BACKED SECURITIES -- 14.2%
      22,385    AmeriCredit Automobile Receivables Trust, Ser 2008-AF,  Class A3,  5.680%, 12/12/12                          22,404
   2,500,000    AmeriCredit Automobile Receivables Trust, Ser 2009-1,  Class B,  9.790%, 4/15/14                          2,763,244
   1,092,211    AmeriCredit Prime Automobile Receivable, Ser 2007-2M,  Class A4A,  5.350%, 3/8/16                         1,124,042
     245,068    Bank of America Auto Trust, Ser 2008-1A,  Class A3A, 144a, 4.970%, 9/20/12                                  246,379
   1,046,736    Bank of America Auto Trust, Ser 2009-1A,  Class A3, 144a, 2.670%, 7/15/13                                 1,053,804
     847,684    Bank of America Auto Trust, Ser 2010-1A,  Class A3, 144a, 1.390%, 3/15/14                                   851,694
     507,994    BCRR Trust, Ser 2010-LEAF,  Class 22A, 144a, 4.230%, 9/22/35                                                507,822
   1,107,343    BCRR Trust, Ser 2010-LEAF,  Class 42A, 144a, 4.230%, 7/22/33                                              1,108,968
     685,366    Capital One Prime Auto Receivables Trust, Ser 2007-2,  Class A4,  5.060%, 6/15/14                           688,875
   1,301,417    Chrysler Financial Auto Securitization Trust, Ser 2009-A,  Class A3,  2.820%, 1/15/16                     1,317,429
   1,835,728    Citigroup Mortgage Loan Trust, Inc., Ser 2005-WF1,  Class A3,  5.000%, 11/25/34(a)                        1,873,751
   2,629,586    CPS Auto Trust, Ser 2010-A,  Class A, 144a, 2.890%, 3/15/16                                               2,637,161
   3,759,501    DT Auto Owner Trust, Ser 2009-1,  Class A1, 144a, 2.980%, 10/15/15                                        3,795,301
   2,500,000    Ford Credit Auto Owner Trust, Ser 2007-B,  Class B,  5.690%, 11/15/12                                     2,560,082
   3,220,615    Great America Leasing Receivables, Ser 2009-1,  Class A3, 144a, 2.540%, 3/15/13                           3,249,442
   2,567,380    Greenwich Capital Commercial Funding Corp., Ser 2003-C2,  Class A3,  4.533%, 1/5/36                       2,599,057
   1,018,269    Harley-Davidson Motorcycle Trust, Ser 2009-3,  Class A3,  1.740%, 9/15/13                                 1,023,198
   3,221,605    LAI Vehicle Lease Securitization Trust, Ser 2010-A,  Class A, 144a, 2.550%, 9/15/16                       3,220,598
     447,772    MASTR Alternative Loans Trust, Ser 2003-3,  Class 2A1,  8.500%, 5/25/33                                     457,460
       2,303    MASTR Asset Securitization Trust, Ser 2004-4,  Class 2A2,  0.636%, 4/25/34(a)                                 2,303
     460,378    Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3,  Class A4,  6.390%, 7/15/33                            460,116
     747,479    Residential Accredit Loans, Inc., Ser 2003-QS10,  Class A7,  5.500%, 5/25/33                                772,966
   1,840,991    Residential Accredit Loans, Inc., Ser 2003-QS14,  Class A1,  5.000%, 7/25/18                              1,910,911
   1,975,777    Residential Asset Securitization Trust, Ser 2003-A8,  Class A1,  3.750%, 10/25/18                         2,005,640
   1,610,355    Santander Drive Auto Receivables Trust, Ser 2010-1,  Class A2,  1.360%, 3/15/13                           1,613,665
     535,323    Structured Asset Investment Loan Trust, Ser 2005-1,  Class A5, 144a, 0.536%, 2/25/35(a)                     528,405
     291,617    Wells Fargo Home Equity Trust, Ser 2006-1,  Class A3,  0.336%, 5/25/36(a)                                   286,481
     843,577    World Omni Auto Receivables Trust, Ser 2007-B,  Class A4,  5.390%, 5/15/13                                  857,209
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                                                                          $ 39,538,407
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS -- 8.7%
                FINANCIALS -- 2.3%
   2,000,000    Allstate Corp.,  6.125%, 2/15/12                                                                          2,067,432
   1,235,000    American Express Bank FSB,  5.500%, 4/16/13                                                               1,321,198

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)

  PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,415,000    Devin F & Janis L McCarthy, Ser 1997,  0.500%, 7/2/17(a)                                               $  1,415,000
      22,000    General Electric Capital Corp.,  5.000%, 4/10/12                                                             22,765
     800,000    HSBC Finance Corp. MTN,  5.750%, 7/15/13                                                                    845,894
     635,000    WCI Finance LLC / WEA Finance LLC,  144a, 5.400%, 10/1/12                                                   667,252
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,339,541
------------------------------------------------------------------------------------------------------------------------------------

                INDUSTRIALS -- 1.7%
   2,000,000    Allied Waste North America, Inc.,  6.875%, 6/1/17                                                         2,167,500
   2,000,000    Avery Dennison Corp.,  4.875%, 1/15/13                                                                    2,096,888
     500,000    Union Pacific Corp.,  6.125%, 1/15/12                                                                       514,033
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,778,421
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY -- 1.6%
   2,550,000    DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,  7.625%, 5/15/16                                      2,779,500
   1,540,000    Time Warner Entertainment Co. LP,  10.150%, 5/1/12                                                        1,656,607
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,436,107
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES -- 1.5%
   3,795,000    KCP&L Greater Missouri Operations Co.,  11.875%, 7/1/12                                                   4,181,149
------------------------------------------------------------------------------------------------------------------------------------

                ENERGY -- 0.9%
   2,400,000    BP Capital Markets PLC,  3.125%, 3/10/12                                                                  2,441,623
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES -- 0.7%
   1,000,000    Diageo Investment Corp.,  9.000%, 8/15/11                                                                 1,009,277
   1,015,000    Laurel Grocery Co. LLC, Ser 1999,  0.500%, 12/1/14(a)                                                     1,015,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,024,277
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL CORPORATE BONDS                                                                                   $24,201,118
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL BONDS -- 7.0%

                ALABAMA -- 1.1%
   3,000,000    Chatom IDB Rev, Ser 2007 Class A 1.200%, 8/1/11 (a)                                                       3,000,510
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA -- 0.7%
   2,000,000    CA PCR Fing Auth. Rev Class A 1.625%, 8/1/11 (a)                                                          2,000,640
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS -- 0.9%
   2,500,000    Winnebago Co IL Indl Dev (LOC: FHLB) 0.190%, 7/1/11 (a)                                                   2,500,000
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO -- 0.6%
   1,765,000    NM Edl Asst Rev, Ser 2010 A-2 (Gtd St Lns) 0.896%, 9/22/11 (a)                                            1,766,465
------------------------------------------------------------------------------------------------------------------------------------

                OHIO -- 0.6%
   1,750,000    Medina Co OH IDR (Mack Inds), Ser 1998 (LOC: JP Morgan Chase Bank) 0.250%, 7/7/11 (a)                     1,750,000
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA -- 1.3%
   3,500,000    JJB Properties LLC Rev (LOC - Arvest Bank) 0.190%, 7/1/11 (a)                                             3,500,000
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE -- 1.0%
   2,655,000    Metro Govt Nashville & Davidson Co Hlth & Edl Fac Bd Class B (LOC: FHLB) 0.190%, 7/1/11 (a)               2,655,000
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS -- 0.8%
   2,250,000    North TX Tollway Auth. Rev Class A 2.441%, 9/1/13                                                         2,291,782
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL MUNICIPAL BONDS                                                                                  $ 19,464,397
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATION -- 1.4%
   4,025,000    Overseas Private Investment Corp., Ser B,  0.090%, 3/15/17 (a)                                         $  4,025,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          MARKET
   SHARES                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT FUND -- 12.6%
  35,073,932    Touchstone Institutional Money Market Fund^                                                            $ 35,073,932
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 93.8%
                (Cost $260,823,104)                                                                                    $261,448,709

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.2%                                                            17,344,423
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $278,793,132
------------------------------------------------------------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2011.
(b)   IO - Interest Only
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
LLC -- Limited Liability Company
LOC -- Letter of Credit
MTN -- Medium Term Note
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $21,979,522 or 7.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- June 30, 2011 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Commercial
   Mortgage-Backed
   Securities         $        -     $73,365,821      $     -     $ 73,365,821
U.S. Government
   Mortgage-Backed
   Obligations                 -      65,780,034            -       65,780,034
Asset-Backed
   Securities                  -      39,538,407            -       39,538,407
Investment Fund       35,073,932               -            -       35,073,932
Corporate Bonds                -      24,201,118            -       24,201,118
Municipal Bonds                -      19,464,397            -       19,464,397
U.S. Government
   Agency
   Obligation                  -       4,025,000            -        4,025,000
--------------------------------------------------------------------------------
                                                                  $261,448,709


See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST -- NOTES TO PORTFOLIOS OF INVESTMENTS June 30, 2011 (Unaudited)

SECURITY VALUATION AND FAIR VALUE MEASUREMENTS -- All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

June 30, 2011 (Unaudited)


FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

      (1) fair value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

      (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS -- A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund's total return, and the potential for losses in excess of the Fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

PORTFOLIO SECURITIES LOANED--Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of June 30, 2011, the following Funds loaned securities and received collateral as follows:

                                               FAIR VALUE OF        VALUE OF
                                                SECURITIES         COLLATERAL
                                                  LOANED            RECEIVED
--------------------------------------------------------------------------------
Touchstone Emerging Markets Equity Fund        $  12,080,982     $   12,516,142
Touchstone Focused Equity Fund                     6,525,705          6,582,581
Touchstone Global Real Estate Fund                   154,138            158,580
Touchstone Mid Cap Fund                           15,782,651         16,064,864
Touchstone Mid Cap Value Fund                      4,125,131          4,250,994
Touchstone Sands Capital Select Growth Fund       38,224,599         39,134,479
Touchstone Small Cap Core Fund                    13,897,435         14,165,056
Touchstone Small Cap Value Fund                    3,862,484          3,925,736


All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

June 30, 2011 (Unaudited)


DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME -- Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

SECURITY TRANSACTIONS -- Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

FEDERAL TAX INFORMATION -- As of June 30, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 GROSS               GROSS          NET UNREALIZED
                                                          FEDERAL TAX          UNREALIZED         UNREALIZED         APPRECIATION
                                                              COST            APPRECIATION       DEPRECIATION       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Capital Appreciation Fund                      $   7,559,056       $     876,014      $    (230,981)      $      645,033
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Emerging Markets Equity Fund                     423,638,787          30,056,062         (9,609,357)          20,446,705
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Emerging Markets Equity Fund II                    5,633,527             117,301           (213,956)             (96,655)
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Focused Equity Fund                              135,908,383           6,144,649        (11,536,650)          (5,392,001)
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Global Equity Fund                                 4,133,437             562,694           (136,168)             426,526
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Global Real Estate Fund                            4,197,983             488,803            (59,247)             429,556
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Intermediate Fixed Income Fund                    94,751,977           3,968,625           (186,284)           3,782,341
------------------------------------------------------------------------------------------------------------------------------------
Touchstone International Fixed Income Fund                   11,060,402             482,544           (134,105)             348,439
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Large Cap Relative Value Fund                      7,215,712             863,480           (183,957)             679,523
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Market Neutral Equity Fund                        35,030,472           6,444,292         (3,650,833)           2,793,459
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Mid Cap Fund                                     100,509,577          22,177,995         (1,509,934)          20,668,061
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Mid Cap Value Fund                                58,056,994           5,667,633           (751,675)           4,915,958
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Premium Yield Equity Fund                         36,230,794           6,852,800            (63,697)           6,789,103
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Sands Capital Select Growth Fund                 998,070,871         343,252,968        (22,348,654)         320,904,314
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Short Duration Fixed Income Fund                  41,851,085             828,941           (114,759)             714,182
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Small Cap Core Fund                              193,162,032          33,709,325         (3,480,385)          30,228,940
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Small Cap Value Fund                              55,954,589           2,268,634         (2,708,153)            (439,519)
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Total Return Bond Fund                            11,917,446             173,253            (77,908)              95,345
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Ultra Short Duration Fixed Income Fund           260,823,105           1,399,837           (774,233)             625,604
------------------------------------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 25, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 25, 2011